    As filed with the Securities and Exchange Commission on April 13, 2000.
                                                               File No. 33-60702
                                                                       811-07622
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                      [ ]
                                     -----
         Post-Effective Amendment No.  11                                 [X]
                                     -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.      50                                            [X]
                        ----------

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                            Marianne O'Doherty, Esq.
                                  HARTFORD LIFE
                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

 It is proposed that this filing will become effective:

      _____  immediately upon filing pursuant to paragraph (b) of Rule 485
      __X__  on May 1, 2000 pursuant to paragraph (b) of Rule 485
      _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
      _____  on __________, 2000 pursuant to paragraph (a)(1) of Rule 485
      _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 495(a)
                             -----------------------


       N-4 Item No.                               Prospectus Heading
   -----------------------------------------------------------------
1.    Cover Page                              Hartford Life and Annuity Insurance Company,
                                              Putnam Capital Manager
                                              Trust Separate Account Two

2.    Definitions                             Definitions

3.    Synopsis or Highlights                  Highlights

4.    Condensed Financial                     Accumulation Unit Values
      Information

5.    General Description of                  General Contract Information
      Registrant

6.    Deductions                              The Contract: Charges and Fees

7.    General Description of                  The Contract
      Annuity Contracts

8.    Annuity Period                          Annuity Payouts

9.    Death Benefit                           The Contract: Death Benefit

10.   Purchases and Contract Value            The Contract

11.   Redemptions                             The Contract: Surrenders

12.   Taxes                                   Federal Tax Considerations

13.   Legal Proceedings                       Other Matters: Legal Matters & Experts

14.   Table of Contents of the                Table of Contents to
      Statement of Additional                 Statement of Additional
      Information                             Information Hartford

15.   Cover Page                              Part B; Statement of Additional
                                              Information

16.   Table of Contents                       Table of Contents

 17.   General Information and History         Description of Hartford Life
                                               and Annuity Insurance Company

 18.   Services                                None

 19.   Purchase of Securities                  Distribution of Contracts
       being Offered

 20.   Underwriters                            Distribution of Contracts

 21.   Calculation of Performance Data         Calculation of Yield and Return

 22.   Annuity Payments                        Annuity Payouts

 23.   Financial Statements                    Financial Statements

 24.   Financial Statements and                Financial Statements and
       Exhibits                                Exhibits

 25.   Directors and Officers of the           Directors and Officers of the
       Depositor                               Depositor

 26.   Persons Controlled by or Under          Persons Controlled by or Under
       Common Control with the                 Common Control with the Depositor
       Depositor or Registrant                 or Registrant

 27.   Number of Contract Owners               Number of Contract Owners

 28.   Indemnification                         Indemnification

 29.   Principal Underwriters                  Principal Underwriters

 30.   Location of Accounts and                Location of Accounts and Records
       Records

 31.   Management Services                     Management Services

 32.   Undertakings                            Undertakings

                                    PART A

PUTNAM CAPITAL MANAGER
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-521-0538                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This prospectus describes information you should know before you purchase
Series III, Series IV of Putnam Capital Manager variable annuity. Please read it carefully.


Putnam Capital Manager variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------


At the time you purchase your Annuity, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Annuity offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:



- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT American Government Income Fund of Putnam Variable Trust



- PUTNAM ASIA PACIFIC GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Asia Pacific Growth Fund of Putnam Variable Trust



- PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Diversified Income Fund of Putnam Variable Trust



- PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT which purchases Class IA shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust



- PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust



- PUTNAM GLOBAL GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Growth Fund of Putnam Variable Trust



- PUTNAM GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth and Income Fund of Putnam Variable Trust



- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth Opportunities Fund of Putnam Variable Trust



- PUTNAM HEALTH SCIENCES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Health Sciences Fund of Putnam Variable Trust



- PUTNAM HIGH YIELD SUB-ACCOUNT which purchases Class IA shares of Putnam VT High Yield Fund of Putnam Variable Trust



- PUTNAM INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Income Fund of Putnam Variable Trust



- PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT International Growth Fund of Putnam Variable Trust



- PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust



- PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust



- PUTNAM INVESTORS SUB-ACCOUNT which purchases Class IA shares of Putnam VT Investors Fund of Putnam Variable Trust

- PUTNAM MONEY MARKET SUB-ACCOUNT which purchases Class IA shares of Putnam VT Money Market Fund of Putnam Variable Trust



- PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Opportunities Fund of Putnam Variable Trust



- PUTNAM NEW VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Value Fund of Putnam Variable Trust



- PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust



- PUTNAM RESEARCH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Research Fund of the Putnam Variable Trust



- PUTNAM SMALL CAP VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust



- PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust



- PUTNAM VISTA SUB-ACCOUNT which purchases Class IA shares of Putnam VT Vista Fund of Putnam Variable Trust



- PUTNAM VOYAGER SUB-ACCOUNT which purchases Class IA shares of Putnam VT Voyager Fund of Putnam Variable Trust


If you purchase Series III or Series IV, you may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Annuity, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Annuity and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Annuity IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Annuity may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2000


STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2000

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLE                                                         6
----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                    7
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                         16
----------------------------------------------------------------------
HIGHLIGHTS                                                       19
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     20
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    20
----------------------------------------------------------------------
  The Separate Account                                           20
----------------------------------------------------------------------
  The Funds                                                      20
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  22
----------------------------------------------------------------------
THE FIXED ACCUMULATION FEATURE                                   23
----------------------------------------------------------------------
THE CONTRACT                                                     24
----------------------------------------------------------------------
  Purchases and Contract Value                                   24
----------------------------------------------------------------------
  Charges and Fees                                               26
----------------------------------------------------------------------
  Death Benefit                                                  28
----------------------------------------------------------------------
  Surrenders                                                     29
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  31
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         32
----------------------------------------------------------------------
OTHER INFORMATION                                                33
----------------------------------------------------------------------
  Legal Matters and Experts                                      33
----------------------------------------------------------------------
  More Information                                               33
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       34
----------------------------------------------------------------------
  A. General                                                     34
----------------------------------------------------------------------
  B. Taxation of Hartford and the Separate Account               34
----------------------------------------------------------------------
  C. Taxation of Annuities -- General Provisions Affecting
     Purchasers Other Than Qualified Retirement Plans            34
----------------------------------------------------------------------
  D. Federal Income Tax Withholding                              37
----------------------------------------------------------------------
  E. General Provisions Affecting Qualified Retirement Plans     37
----------------------------------------------------------------------
  F.  Annuity Purchases By Nonresident Aliens and Foreign
      Corporations                                               37
----------------------------------------------------------------------
  G. Generation-Skipping Transfers                               37
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         38
----------------------------------------------------------------------
APPENDIX I -- SERIES III OF PUTNAM CAPITAL MANAGER VARIABLE
  ANNUITY                                                        39
----------------------------------------------------------------------
APPENDIX II -- SERIES IV OF PUTNAM CAPITAL MANAGER VARIABLE
  ANNUITY                                                        40
----------------------------------------------------------------------
APPENDIX III -- INFORMATION REGARDING TAX-QUALIFIED PLANS        41
----------------------------------------------------------------------
APPENDIX IV  -- OPTIONAL DEATH BENEFIT EXAMPLES                  44
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $25 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of this Annuity. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier. This is not available in Series III or Series IV.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

OPTIONAL DEATH BENEFIT RIDER: This is an amendment to your contract which if you elect it, allows you to add new Death Benefit calculations to your contract and modify the spousal contract continuation provision of your annuity. To elect the Optional Death Benefit Rider you will have to pay an additional charge on a daily basis which is equal to an annual charge of .15% of your Contract Value, invested in the Funds.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Annuity.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                   FEE TABLE
                       PUTNAM CAPITAL MANAGER SERIES III
                      CONTRACT OWNER TRANSACTION EXPENSES



SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 7%
---------------------------------------------------------------------
    Second Year                                                    6%
---------------------------------------------------------------------
    Third Year                                                     5%
---------------------------------------------------------------------
    Fourth Year                                                    4%
---------------------------------------------------------------------
    Fifth Year                                                     3%
---------------------------------------------------------------------
    Sixth Year                                                     2%
---------------------------------------------------------------------
    Seventh Year                                                   1%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                       $25
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.25%
---------------------------------------------------------------------
    Administrative Fees                                         0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.40%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with the Optional
     Death Benefit Charge                                       1.55%
---------------------------------------------------------------------



(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. See "Charges and Fees -- The Contingent Deferred Sales Charge." The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.



(2) Length of time from each Premium Payment.



(3) An annual $25 charge deducted on a Contract Anniversary or upon Surrender. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.



The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directory or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.



The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.05% annual charge for Series III and Series IV.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------


                 Annual Fund Operating Expenses For All Series
                           as of the Fund's Year End
                        (as a percentage of net assets)



                                                                                                     TOTAL FUND
                                                                                                     OPERATING
                                                                                                      EXPENSES
                                                                MANAGEMENT FEES      OTHER     (INCLUDING WAIVERS AND
                                                              (INCLUDING WAIVERS)   EXPENSES      REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund (1) (2)                    0.41%            0.49%            0.90%
---------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                                   0.80%            0.33%            1.13%
---------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                                    0.68%            0.10%            0.78%
---------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                           0.65%            0.18%            0.83%
---------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                               0.65%            0.12%            0.77%
---------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                         0.61%            0.12%            0.73%
---------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                     0.46%            0.04%            0.50%
---------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund (1)                              0.70%            0.20%            0.90%
---------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                       0.70%            0.13%            0.83%
---------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                            0.65%            0.07%            0.72%
---------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                                0.60%            0.07%            0.67%
---------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                                  0.80%            0.22%            1.02%
---------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                       0.80%            0.18%            0.98%
---------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                       1.08%            0.33%            1.41%
---------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                             0.63%            0.08%            0.71%
---------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                          0.41%            0.08%            0.49%
---------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                     0.54%            0.05%            0.59%
---------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                             0.70%            0.10%            0.80%
---------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (2)                             0.53%            0.37%            0.90%
---------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund (2)                                          0.54%            0.31%            0.85%
---------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund (3)                                   0.53%            0.76%            1.29%
---------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                           0.65%            0.06%            0.71%
---------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                                 0.65%            0.10%            0.75%
---------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                               0.53%            0.04%            0.57%
---------------------------------------------------------------------------------------------------------------------



(1) Putnam VT American Government Income Fund and Putnam VT Growth Opportunities Fund commenced operations on January 31, 2000; therefore, the Management Fees, Other Expenses and Total Annual Fund Operating Expenses are based on estimates for the Funds' first full fiscal year.



(2) Total Annual Fund Operating Expenses for Putnam VT American Government Income Fund, Putnam VT OTC & Emerging Growth Fund and Putnam VT Research Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:



                                                                                              TOTAL
                                                                                           ANNUAL FUND
                                                                                 OTHER      OPERATING
                                                              MANAGEMENT FEES   EXPENSES    EXPENSES
------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund                          0.65%          0.49%       1.14%
------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                               0.70%          0.37%       1.07%
------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                                            0.65%          0.31%       0.96%
------------------------------------------------------------------------------------------------------



(3) Putnam VT Small Cap Value Fund commenced operations on April 30, 1999. Expenses for Putnam VT Small Cap Value Fund are estimates for the Fund's fiscal year ending December 31, 2000.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


EXAMPLE -- PUTNAM CAPITAL MANAGER SERIES III



THE FOLLOWING EXAMPLE ASSUMES THE OPTIONAL DEATH BENEFIT IS NOT SELECTED:


                               If you Surrender your Contract at the     If you annuitize your Contract at the
                               end of the applicable time period, you    end of the applicable time period, you
                               would pay the following expenses on       would pay the following expenses on
                               a $1,000 investment, assuming a 5%        a $1,000 investment, assuming a 5%
                               annual return on assets:                  annual return on assets:
 SUB-ACCOUNT                    1 YEAR   3 YEARS   5 YEARS   10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
 ---------------------------------------------------------------------------------------------------------------
 Putnam American Government
   Income                        $89      $ 123       N/A      N/A         $ 24      $74        N/A      N/A
 ---------------------------------------------------------------------------------------------------------------
 Putnam Asia Pacific Growth      $91      $ 130     $ 169      $294        $ 26      $81      $ 138      $294
 ---------------------------------------------------------------------------------------------------------------
 Putnam Diversified Income       $88      $ 120     $ 151      $259        $ 22      $70      $ 120      $258
 ---------------------------------------------------------------------------------------------------------------
 Putnam The George Putnam Fund
   of Boston                     $88      $ 121     $ 153      $264        $ 23      $71      $ 123      $263
 ---------------------------------------------------------------------------------------------------------------
 Putnam Global Asset
   Allocation                    $88      $ 119     $ 150      $258        $ 22      $70      $ 120      $257
 ---------------------------------------------------------------------------------------------------------------
 Putnam Global Growth            $87      $ 118     $ 148      $253        $ 22      $68      $ 118      $253
 ---------------------------------------------------------------------------------------------------------------
 Putnam Growth and Income        $85      $ 111     $ 136      $229        $ 19      $61      $ 106      $228
 ---------------------------------------------------------------------------------------------------------------
 Putnam Growth Opportunities     $89      $ 123       N/A      N/A         $ 24      $74        N/A      N/A
 ---------------------------------------------------------------------------------------------------------------
 Putnam Health Sciences          $88      $ 121     $ 153      $264        $ 23      $71      $ 123      $263
 ---------------------------------------------------------------------------------------------------------------
 Putnam High Yield               $87      $ 118     $ 148      $252        $ 22      $68      $ 117      $252
 ---------------------------------------------------------------------------------------------------------------
 Putnam Income                   $86      $ 116     $ 145      $247        $ 21      $67      $ 114      $246
 ---------------------------------------------------------------------------------------------------------------
 Putnam International Growth     $90      $ 127     $ 163      $283        $ 25      $77      $ 132      $283
 ---------------------------------------------------------------------------------------------------------------
 Putnam International Growth
   and Income                    $90      $ 126     $ 161      $279        $ 24      $76      $ 130      $279
 ---------------------------------------------------------------------------------------------------------------
 Putnam International New
   Opportunities                 $94      $ 138     $ 183      $322        $ 29      $89      $ 152      $321
 ---------------------------------------------------------------------------------------------------------------
 Putnam Investors                $87      $ 118     $ 147      $251        $ 22      $68      $ 116      $251
 ---------------------------------------------------------------------------------------------------------------
 Putnam Money Market             $85      $ 111     $ 136      $228        $ 19      $61      $ 105      $227
 ---------------------------------------------------------------------------------------------------------------
 Putnam New Opportunities        $86      $ 114     $ 141      $239        $ 20      $64      $ 110      $238
 ---------------------------------------------------------------------------------------------------------------
 Putnam New Value                $88      $ 120     $ 152      $261        $ 23      $71      $ 121      $260
 ---------------------------------------------------------------------------------------------------------------
 Putnam OTC & Emerging Growth    $89      $ 123     $ 157      $271        $ 24      $74      $ 126      $270
 ---------------------------------------------------------------------------------------------------------------
 Putnam Research                 $88      $ 122     $ 154      $266        $ 23      $72      $ 124      $265
 ---------------------------------------------------------------------------------------------------------------
 Putnam Small Cap Value          $93      $ 135     $ 177      $310        $ 28      $86      $ 146      $310
 ---------------------------------------------------------------------------------------------------------------
 Putnam Utilities Growth and
   Income                        $87      $ 118     $ 147      $251        $ 22      $68      $ 116      $251
 ---------------------------------------------------------------------------------------------------------------
 Putnam Vista                    $87      $ 119     $ 149      $255        $ 22      $69      $ 119      $255
 ---------------------------------------------------------------------------------------------------------------
 Putnam Voyager                  $85      $ 113     $ 140      $237        $ 20      $63      $ 109      $236
 ---------------------------------------------------------------------------------------------------------------

                                If you do not Surrender your
                                Contract, you would pay the
                                following expenses on a $1,000
                                investment, assuming a 5% annual
                                return on assets:
 SUB-ACCOUNT                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------
 Putnam American Government
   Income                         $24     $74       N/A      N/A
 -----------------------------
 Putnam Asia Pacific Growth       $26     $81      $139     $294
 -----------------------------
 Putnam Diversified Income        $23     $70      $121     $259
 -----------------------------
 Putnam The George Putnam Fund
   of Boston                      $23     $72      $123     $264
 -----------------------------
 Putnam Global Asset
   Allocation                     $23     $70      $120     $258
 -----------------------------
 Putnam Global Growth             $22     $69      $118     $253
 -----------------------------
 Putnam Growth and Income         $20     $62      $106     $229
 -----------------------------
 Putnam Growth Opportunities      $24     $74       N/A      N/A
 -----------------------------
 Putnam Health Sciences           $23     $72      $123     $264
 -----------------------------
 Putnam High Yield                $22     $69      $118     $252
 -----------------------------
 Putnam Income                    $22     $67      $115     $247
 -----------------------------
 Putnam International Growth      $25     $78      $133     $283
 -----------------------------
 Putnam International Growth
   and Income                     $25     $77      $131     $279
 -----------------------------
 Putnam International New
   Opportunities                  $29     $90      $153     $322
 -----------------------------
 Putnam Investors                 $22     $68      $117     $251
 -----------------------------
 Putnam Money Market              $20     $61      $106     $228
 -----------------------------
 Putnam New Opportunities         $21     $65      $111     $239
 -----------------------------
 Putnam New Value                 $23     $71      $122     $261
 -----------------------------
 Putnam OTC & Emerging Growth     $24     $74      $127     $271
 -----------------------------
 Putnam Research                  $24     $73      $124     $266
 -----------------------------
 Putnam Small Cap Value           $28     $86      $147     $310
 -----------------------------
 Putnam Utilities Growth and
   Income                         $22     $68      $117     $251
 -----------------------------
 Putnam Vista                     $23     $70      $119     $255
 -----------------------------
 Putnam Voyager                   $21     $64      $110     $237
 ----------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


EXAMPLE -- PUTNAM CAPITAL MANAGER SERIES III



THE FOLLOWING EXAMPLE ASSUMES THE OPTIONAL DEATH BENEFIT IS SELECTED:


                               If you surrender your Contract at the     If you annuitize your Contract at the
                               end of the applicable time period, you    end of the applicable time period, you
                               would pay the following expenses on       would pay the following expenses on
                               a $1,000 investment, assuming a 5%        a $1,000 investment, assuming a 5%
                               annual return on assets:                  annual return on assets:
 SUB-ACCOUNT                    1 YEAR   3 YEARS   5 YEARS   10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
 ---------------------------------------------------------------------------------------------------------------
 Putnam American Government
   Income                        $90      $ 128       N/A      N/A         $ 25      $78        N/A      N/A
 ---------------------------------------------------------------------------------------------------------------
 Putnam Asia Pacific Growth      $93      $ 134     $ 176      $309        $ 27      $85      $ 146      $309
 ---------------------------------------------------------------------------------------------------------------
 Putnam Diversified Income       $89      $ 124     $ 158      $274        $ 24      $75      $ 128      $273
 ---------------------------------------------------------------------------------------------------------------
 Putnam The George Putnam Fund
   of Boston                     $90      $ 126     $ 161      $279        $ 24      $76      $ 130      $279
 ---------------------------------------------------------------------------------------------------------------
 Putnam Global Asset
   Allocation                    $89      $ 124     $ 158      $273        $ 24      $74      $ 127      $272
 ---------------------------------------------------------------------------------------------------------------
 Putnam Global Growth            $89      $ 123     $ 156      $269        $ 23      $73      $ 125      $268
 ---------------------------------------------------------------------------------------------------------------
 Putnam Growth and Income        $86      $ 116     $ 144      $245        $ 21      $66      $ 113      $244
 ---------------------------------------------------------------------------------------------------------------
 Putnam Growth Opportunities     $90      $ 128       N/A      N/A         $ 25      $78        N/A      N/A
 ---------------------------------------------------------------------------------------------------------------
 Putnam Health Sciences          $90      $ 126     $ 161      $279        $ 24      $76      $ 130      $279
 ---------------------------------------------------------------------------------------------------------------
 Putnam High Yield               $89      $ 122     $ 155      $268        $ 23      $73      $ 125      $267
 ---------------------------------------------------------------------------------------------------------------
 Putnam Income                   $88      $ 121     $ 153      $263        $ 23      $71      $ 122      $262
 ---------------------------------------------------------------------------------------------------------------
 Putnam International Growth     $92      $ 131     $ 171      $298        $ 26      $82      $ 140      $298
 ---------------------------------------------------------------------------------------------------------------
 Putnam International Growth
   and Income                    $91      $ 130     $ 169      $294        $ 26      $81      $ 138      $294
 ---------------------------------------------------------------------------------------------------------------
 Putnam International New
   Opportunities                 $96      $ 143     $ 190      $337        $ 30      $94      $ 160      $336
 ---------------------------------------------------------------------------------------------------------------
 Putnam Investors                $88      $ 122     $ 155      $267        $ 23      $72      $ 124      $266
 ---------------------------------------------------------------------------------------------------------------
 Putnam Money Market             $86      $ 115     $ 143      $244        $ 21      $66      $ 113      $243
 ---------------------------------------------------------------------------------------------------------------
 Putnam New Opportunities        $87      $ 118     $ 149      $254        $ 22      $69      $ 118      $254
 ---------------------------------------------------------------------------------------------------------------
 Putnam New Value                $89      $ 125     $ 159      $276        $ 24      $75      $ 129      $275
 ---------------------------------------------------------------------------------------------------------------
 Putnam OTC & Emerging Growth    $90      $ 128     $ 165      $286        $ 25      $78      $ 134      $286
 ---------------------------------------------------------------------------------------------------------------
 Putnam Research                 $90      $ 126     $ 162      $281        $ 25      $77      $ 131      $281
 ---------------------------------------------------------------------------------------------------------------
 Putnam Small Cap Value          $94      $ 139     $ 184      $325        $ 29      $90      $ 154      $324
 ---------------------------------------------------------------------------------------------------------------
 Putnam Utilities Growth and
   Income                        $88      $ 122     $ 155      $267        $ 23      $72      $ 124      $266
 ---------------------------------------------------------------------------------------------------------------
 Putnam Vista                    $89      $ 123     $ 157      $271        $ 24      $74      $ 126      $270
 ---------------------------------------------------------------------------------------------------------------
 Putnam Voyager                  $87      $ 118     $ 148      $252        $ 22      $68      $ 117      $252
 ---------------------------------------------------------------------------------------------------------------

                                If you do not surrender your
                                Contract, you would pay the
                                following expenses on a $1,000
                                investment, assuming a 5% annual
                                return on assets:
 SUB-ACCOUNT                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------
 Putnam American Government
   Income                         $26     $79       N/A      N/A
 -----------------------------
 Putnam Asia Pacific Growth       $28     $86      $146     $309
 -----------------------------
 Putnam Diversified Income        $24     $75      $128     $274
 -----------------------------
 Putnam The George Putnam Fund
   of Boston                      $25     $77      $131     $279
 -----------------------------
 Putnam Global Asset
   Allocation                     $24     $75      $128     $273
 -----------------------------
 Putnam Global Growth             $24     $74      $126     $269
 -----------------------------
 Putnam Growth and Income         $22     $66      $114     $245
 -----------------------------
 Putnam Growth Opportunities      $26     $79       N/A      N/A
 -----------------------------
 Putnam Health Sciences           $25     $77      $131     $279
 -----------------------------
 Putnam High Yield                $24     $73      $125     $268
 -----------------------------
 Putnam Income                    $23     $72      $123     $263
 -----------------------------
 Putnam International Growth      $27     $82      $141     $298
 -----------------------------
 Putnam International Growth
   and Income                     $26     $81      $139     $294
 -----------------------------
 Putnam International New
   Opportunities                  $31     $94      $160     $337
 -----------------------------
 Putnam Investors                 $24     $73      $125     $267
 -----------------------------
 Putnam Money Market              $21     $66      $113     $244
 -----------------------------
 Putnam New Opportunities         $22     $69      $119     $254
 -----------------------------
 Putnam New Value                 $25     $76      $129     $276
 -----------------------------
 Putnam OTC & Emerging Growth     $26     $79      $135     $286
 -----------------------------
 Putnam Research                  $25     $77      $132     $281
 -----------------------------
 Putnam Small Cap Value           $30     $91      $154     $325
 -----------------------------
 Putnam Utilities Growth and
   Income                         $24     $73      $125     $267
 -----------------------------
 Putnam Vista                     $24     $74      $127     $271
 -----------------------------
 Putnam Voyager                   $22     $69      $118     $252
 ---------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                   FEE TABLE
                        PUTNAM CAPITAL MANAGER SERIES IV
                      CONTRACT OWNER TRANSACTION EXPENSES



SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 7%
---------------------------------------------------------------------
    Second Year                                                    6%
---------------------------------------------------------------------
    Third Year                                                     5%
---------------------------------------------------------------------
    Fourth Year                                                    4%
---------------------------------------------------------------------
    Fifth Year                                                     3%
---------------------------------------------------------------------
    Sixth Year                                                     2%
---------------------------------------------------------------------
    Seventh Year                                                   1%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                       $25
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.25%
---------------------------------------------------------------------
    Administrative Fees                                         0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.40%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with the Optional
     Death Benefit Charge                                       1.55%
---------------------------------------------------------------------



(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. See "Charges and Fees -- The Contingent Deferred Sales Charge." The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.



(2) Length of time from each Premium Payment.



(3) An annual $25 charge deducted on a Contract Anniversary or upon Surrender. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------


EXAMPLE -- PUTNAM CAPITAL MANAGER SERIES IV



THE FOLLOWING EXAMPLE ASSUMES THE OPTIONAL DEATH BENEFIT IS NOT SELECTED:


                               If you surrender your Contract at the     If you annuitize your Contract at the
                               end of the applicable time period, you    end of the applicable time period, you
                               would pay the following expenses on       would pay the following expenses on
                               a $1,000 investment, assuming a 5%        a $1,000 investment, assuming a 5%
                               annual return on assets:                  annual return on assets:
 SUB-ACCOUNT                    1 YEAR   3 YEARS   5 YEARS   10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
 ---------------------------------------------------------------------------------------------------------------
 Putnam American Government
   Income                        $89      $ 123       N/A      N/A         $ 24      $74        N/A      N/A
 ---------------------------------------------------------------------------------------------------------------
 Putnam Asia Pacific Growth      $91      $ 130     $ 169      $294        $ 26      $81      $ 138      $294
 ---------------------------------------------------------------------------------------------------------------
 Putnam Diversified Income       $88      $ 120     $ 151      $259        $ 22      $70      $ 120      $258
 ---------------------------------------------------------------------------------------------------------------
 Putnam The George Putnam Fund
   of Boston                     $88      $ 121     $ 153      $264        $ 23      $71      $ 123      $263
 ---------------------------------------------------------------------------------------------------------------
 Putnam Global Asset
   Allocation                    $88      $ 119     $ 150      $258        $ 22      $70      $ 120      $257
 ---------------------------------------------------------------------------------------------------------------
 Putnam Global Growth            $87      $ 118     $ 148      $253        $ 22      $68      $ 118      $253
 ---------------------------------------------------------------------------------------------------------------
 Putnam Growth and Income        $85      $ 111     $ 136      $229        $ 19      $61      $ 106      $228
 ---------------------------------------------------------------------------------------------------------------
 Putnam Growth Opportunities     $89      $ 123       N/A      N/A         $ 24      $74        N/A      N/A
 ---------------------------------------------------------------------------------------------------------------
 Putnam Health Sciences          $88      $ 121     $ 153      $264        $ 23      $71      $ 123      $263
 ---------------------------------------------------------------------------------------------------------------
 Putnam High Yield               $87      $ 118     $ 148      $252        $ 22      $68      $ 117      $252
 ---------------------------------------------------------------------------------------------------------------
 Putnam Income                   $86      $ 116     $ 145      $247        $ 21      $67      $ 114      $246
 ---------------------------------------------------------------------------------------------------------------
 Putnam International Growth     $90      $ 127     $ 163      $283        $ 25      $77      $ 132      $283
 ---------------------------------------------------------------------------------------------------------------
 Putnam International Growth
   and Income                    $90      $ 126     $ 161      $279        $ 24      $76      $ 130      $279
 ---------------------------------------------------------------------------------------------------------------
 Putnam International New
   Opportunities                 $94      $ 138     $ 183      $322        $ 29      $89      $ 152      $321
 ---------------------------------------------------------------------------------------------------------------
 Putnam Investors                $87      $ 118     $ 147      $251        $ 22      $68      $ 116      $251
 ---------------------------------------------------------------------------------------------------------------
 Putnam Money Market             $85      $ 111     $ 136      $228        $ 19      $61      $ 105      $227
 ---------------------------------------------------------------------------------------------------------------
 Putnam New Opportunities        $86      $ 114     $ 141      $239        $ 20      $64      $ 110      $238
 ---------------------------------------------------------------------------------------------------------------
 Putnam New Value                $88      $ 120     $ 152      $261        $ 23      $71      $ 121      $260
 ---------------------------------------------------------------------------------------------------------------
 Putnam OTC & Emerging Growth    $89      $ 123     $ 157      $271        $ 24      $74      $ 126      $270
 ---------------------------------------------------------------------------------------------------------------
 Putnam Research                 $88      $ 122     $ 154      $266        $ 23      $72      $ 124      $265
 ---------------------------------------------------------------------------------------------------------------
 Putnam Small Cap Value          $93      $ 135     $ 177      $310        $ 28      $86      $ 146      $310
 ---------------------------------------------------------------------------------------------------------------
 Putnam Utilities Growth and
   Income                        $87      $ 118     $ 147      $251        $ 22      $68      $ 116      $251
 ---------------------------------------------------------------------------------------------------------------
 Putnam Vista                    $87      $ 119     $ 149      $255        $ 22      $69      $ 119      $255
 ---------------------------------------------------------------------------------------------------------------
 Putnam Voyager                  $85      $ 113     $ 140      $237        $ 20      $63      $ 109      $236
 ---------------------------------------------------------------------------------------------------------------

                                If you do not surrender your
                                Contract, you would pay the
                                following expenses on a $1,000
                                investment, assuming a 5% annual
                                return on assets:
 SUB-ACCOUNT                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------
 Putnam American Government
   Income                         $24     $74       N/A      N/A
 -----------------------------
 Putnam Asia Pacific Growth       $26     $81      $139     $294
 -----------------------------
 Putnam Diversified Income        $23     $70      $121     $259
 -----------------------------
 Putnam The George Putnam Fund
   of Boston                      $23     $72      $123     $264
 -----------------------------
 Putnam Global Asset
   Allocation                     $23     $70      $120     $258
 -----------------------------
 Putnam Global Growth             $22     $69      $118     $253
 -----------------------------
 Putnam Growth and Income         $20     $62      $106     $229
 -----------------------------
 Putnam Growth Opportunities      $24     $74       N/A      N/A
 -----------------------------
 Putnam Health Sciences           $23     $72      $123     $264
 -----------------------------
 Putnam High Yield                $22     $69      $118     $252
 -----------------------------
 Putnam Income                    $22     $67      $115     $247
 -----------------------------
 Putnam International Growth      $25     $78      $133     $283
 -----------------------------
 Putnam International Growth
   and Income                     $25     $77      $131     $279
 -----------------------------
 Putnam International New
   Opportunities                  $29     $90      $153     $322
 -----------------------------
 Putnam Investors                 $22     $68      $117     $251
 -----------------------------
 Putnam Money Market              $20     $61      $106     $228
 -----------------------------
 Putnam New Opportunities         $21     $65      $111     $239
 -----------------------------
 Putnam New Value                 $23     $71      $122     $261
 -----------------------------
 Putnam OTC & Emerging Growth     $24     $74      $127     $271
 -----------------------------
 Putnam Research                  $24     $73      $124     $266
 -----------------------------
 Putnam Small Cap Value           $28     $86      $147     $310
 -----------------------------
 Putnam Utilities Growth and
   Income                         $22     $68      $117     $251
 -----------------------------
 Putnam Vista                     $23     $70      $119     $255
 -----------------------------
 Putnam Voyager                   $21     $64      $110     $237
 --------------------------------------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


EXAMPLE -- PUTNAM CAPITAL MANAGER SERIES IV



THE FOLLOWING EXAMPLE ASSUMES THE OPTIONAL DEATH BENEFIT IS SELECTED:


                               If you surrender your Contract at the     If you annuitize your Contract at the
                               end of the applicable time period, you    end of the applicable time period, you
                               would pay the following expenses on       would pay the following expenses on
                               a $1,000 investment, assuming a 5%        a $1,000 investment, assuming a 5%
                               annual return on assets:                  annual return on assets:
 SUB-ACCOUNT                    1 YEAR   3 YEARS   5 YEARS   10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
 ---------------------------------------------------------------------------------------------------------------
 Putnam American Government
   Income                        $90      $ 128       N/A      N/A         $ 25      $78        N/A      N/A
 ---------------------------------------------------------------------------------------------------------------
 Putnam Asia Pacific Growth      $93      $ 134     $ 176      $309        $ 27      $85      $ 146      $309
 ---------------------------------------------------------------------------------------------------------------
 Putnam Diversified Income       $89      $ 124     $ 158      $274        $ 24      $75      $ 128      $273
 ---------------------------------------------------------------------------------------------------------------
 Putnam The George Putnam Fund
   of Boston                     $90      $ 126     $ 161      $279        $ 24      $76      $ 130      $279
 ---------------------------------------------------------------------------------------------------------------
 Putnam Global Asset
   Allocation                    $89      $ 124     $ 158      $273        $ 24      $74      $ 127      $272
 ---------------------------------------------------------------------------------------------------------------
 Putnam Global Growth            $89      $ 123     $ 156      $269        $ 23      $73      $ 125      $268
 ---------------------------------------------------------------------------------------------------------------
 Putnam Growth and Income        $86      $ 116     $ 144      $245        $ 21      $66      $ 113      $244
 ---------------------------------------------------------------------------------------------------------------
 Putnam Growth Opportunities     $90      $ 128       N/A      N/A         $ 25      $78        N/A      N/A
 ---------------------------------------------------------------------------------------------------------------
 Putnam Health Sciences          $90      $ 126     $ 161      $279        $ 24      $76      $ 130      $279
 ---------------------------------------------------------------------------------------------------------------
 Putnam High Yield               $89      $ 122     $ 155      $268        $ 23      $73      $ 125      $267
 ---------------------------------------------------------------------------------------------------------------
 Putnam Income                   $88      $ 121     $ 153      $263        $ 23      $71      $ 122      $262
 ---------------------------------------------------------------------------------------------------------------
 Putnam International Growth     $92      $ 131     $ 171      $298        $ 26      $82      $ 140      $298
 ---------------------------------------------------------------------------------------------------------------
 Putnam International Growth
   and Income                    $91      $ 130     $ 169      $294        $ 26      $81      $ 138      $294
 ---------------------------------------------------------------------------------------------------------------
 Putnam International New
   Opportunities                 $96      $ 143     $ 190      $337        $ 30      $94      $ 160      $336
 ---------------------------------------------------------------------------------------------------------------
 Putnam Investors                $88      $ 122     $ 155      $267        $ 23      $72      $ 124      $266
 ---------------------------------------------------------------------------------------------------------------
 Putnam Money Market             $86      $ 115     $ 143      $244        $ 21      $66      $ 113      $243
 ---------------------------------------------------------------------------------------------------------------
 Putnam New Opportunities        $87      $ 118     $ 149      $254        $ 22      $69      $ 118      $254
 ---------------------------------------------------------------------------------------------------------------
 Putnam New Value                $89      $ 125     $ 159      $276        $ 24      $75      $ 129      $275
 ---------------------------------------------------------------------------------------------------------------
 Putnam OTC & Emerging Growth    $90      $ 128     $ 165      $286        $ 25      $78      $ 134      $286
 ---------------------------------------------------------------------------------------------------------------
 Putnam Research                 $90      $ 126     $ 162      $281        $ 25      $77      $ 131      $281
 ---------------------------------------------------------------------------------------------------------------
 Putnam Small Cap Value          $94      $ 139     $ 184      $325        $ 29      $90      $ 154      $324
 ---------------------------------------------------------------------------------------------------------------
 Putnam Utilities Growth and
   Income                        $88      $ 122     $ 155      $267        $ 23      $72      $ 124      $266
 ---------------------------------------------------------------------------------------------------------------
 Putnam Vista                    $89      $ 123     $ 157      $271        $ 24      $74      $ 126      $270
 ---------------------------------------------------------------------------------------------------------------
 Putnam Voyager                  $87      $ 118     $ 148      $252        $ 22      $68      $ 117      $252
 ---------------------------------------------------------------------------------------------------------------

                                If you do not surrender your
                                Contract, you would pay the
                                following expenses on a $1,000
                                investment, assuming a 5% annual
                                return on assets:
 SUB-ACCOUNT                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------
 Putnam American Government
   Income                         $26     $79       N/A      N/A
 -----------------------------
 Putnam Asia Pacific Growth       $28     $86      $146     $309
 -----------------------------
 Putnam Diversified Income        $24     $75      $128     $274
 -----------------------------
 Putnam The George Putnam Fund
   of Boston                      $25     $77      $131     $279
 -----------------------------
 Putnam Global Asset
   Allocation                     $24     $75      $128     $273
 -----------------------------
 Putnam Global Growth             $24     $74      $126     $269
 -----------------------------
 Putnam Growth and Income         $22     $66      $114     $245
 -----------------------------
 Putnam Growth Opportunities      $26     $79       N/A      N/A
 -----------------------------
 Putnam Health Sciences           $25     $77      $131     $279
 -----------------------------
 Putnam High Yield                $24     $73      $125     $268
 -----------------------------
 Putnam Income                    $23     $72      $123     $263
 -----------------------------
 Putnam International Growth      $27     $82      $141     $298
 -----------------------------
 Putnam International Growth
   and Income                     $26     $81      $139     $294
 -----------------------------
 Putnam International New
   Opportunities                  $31     $94      $160     $337
 -----------------------------
 Putnam Investors                 $24     $73      $125     $267
 -----------------------------
 Putnam Money Market              $21     $66      $113     $244
 -----------------------------
 Putnam New Opportunities         $22     $69      $119     $254
 -----------------------------
 Putnam New Value                 $25     $76      $129     $276
 -----------------------------
 Putnam OTC & Emerging Growth     $26     $79      $135     $286
 -----------------------------
 Putnam Research                  $25     $77      $132     $281
 -----------------------------
 Putnam Small Cap Value           $30     $91      $154     $325
 -----------------------------
 Putnam Utilities Growth and
   Income                         $24     $73      $125     $267
 -----------------------------
 Putnam Vista                     $24     $74      $127     $271
 -----------------------------
 Putnam Voyager                   $22     $69      $118     $252
 -------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------


                                   FEE TABLE
                    PUTNAM HARTFORD CAPITAL MANAGER SERIES V
                      CONTRACT OWNER TRANSACTION EXPENSES



SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 6%
---------------------------------------------------------------------
    Second Year                                                    6%
---------------------------------------------------------------------
    Third Year                                                     5%
---------------------------------------------------------------------
    Fourth Year                                                    5%
---------------------------------------------------------------------
    Fifth Year                                                     4%
---------------------------------------------------------------------
    Sixth Year                                                     3%
---------------------------------------------------------------------
    Seventh Year                                                   2%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.25%
---------------------------------------------------------------------
    Administrative Fees                                         0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.40%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with the Optional
     Death Benefit Charge                                       1.55%
---------------------------------------------------------------------



(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. See "Charges and Fees -- The Contingent Deferred Sales Charge." The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.



(2) Length of time from each Premium Payment.



(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.



The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directory or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.



The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


EXAMPLE -- PUTNAM HARTFORD CAPITAL MANAGER SERIES V



THE FOLLOWING EXAMPLE ASSUMES THE OPTIONAL DEATH BENEFIT IS NOT SELECTED:


                               If you surrender your Contract at the     If you annuitize your Contract at the
                               end of the applicable time period, you    end of the applicable time period, you
                               would pay the following expenses on       would pay the following expenses on
                               a $1,000 investment, assuming a 5%        a $1,000 investment, assuming a 5%
                               annual return on assets:                  annual return on assets:
 SUB-ACCOUNT                    1 YEAR   3 YEARS   5 YEARS   10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
 ---------------------------------------------------------------------------------------------------------------
 Putnam American Government
   Income                        $79      $ 123       N/A      N/A         $ 24      $74        N/A      N/A
 ---------------------------------------------------------------------------------------------------------------
 Putnam Asia Pacific Growth      $82      $ 130     $ 179      $295        $ 26      $81      $ 138      $295
 ---------------------------------------------------------------------------------------------------------------
 Putnam Diversified Income       $78      $ 120     $ 161      $260        $ 22      $70      $ 120      $259
 ---------------------------------------------------------------------------------------------------------------
 Putnam The George Putnam Fund
   of Boston                     $79      $ 121     $ 164      $265        $ 23      $72      $ 123      $264
 ---------------------------------------------------------------------------------------------------------------
 Putnam Global Asset
   Allocation                    $78      $ 119     $ 161      $259        $ 22      $70      $ 120      $258
 ---------------------------------------------------------------------------------------------------------------
 Putnam Global Growth            $78      $ 118     $ 159      $254        $ 22      $69      $ 118      $254
 ---------------------------------------------------------------------------------------------------------------
 Putnam Growth and Income        $75      $ 111     $ 147      $230        $ 19      $61      $ 106      $229
 ---------------------------------------------------------------------------------------------------------------
 Putnam Growth Opportunities     $79      $ 123       N/A      N/A         $ 24      $74        N/A      N/A
 ---------------------------------------------------------------------------------------------------------------
 Putnam Health Sciences          $79      $ 121     $ 164      $265        $ 23      $72      $ 123      $264
 ---------------------------------------------------------------------------------------------------------------
 Putnam High Yield               $78      $ 118     $ 158      $253        $ 22      $68      $ 117      $253
 ---------------------------------------------------------------------------------------------------------------
 Putnam Income                   $77      $ 116     $ 155      $248        $ 21      $67      $ 115      $247
 ---------------------------------------------------------------------------------------------------------------
 Putnam International Growth     $81      $ 127     $ 174      $284        $ 25      $78      $ 133      $283
 ---------------------------------------------------------------------------------------------------------------
 Putnam International Growth
   and Income                    $80      $ 126     $ 171      $280        $ 24      $76      $ 131      $279
 ---------------------------------------------------------------------------------------------------------------
 Putnam International New
   Opportunities                 $85      $ 138     $ 193      $323        $ 29      $89      $ 153      $322
 ---------------------------------------------------------------------------------------------------------------
 Putnam Investors                $77      $ 118     $ 158      $252        $ 22      $68      $ 117      $252
 ---------------------------------------------------------------------------------------------------------------
 Putnam Money Market             $75      $ 111     $ 146      $229        $ 19      $61      $ 105      $228
 ---------------------------------------------------------------------------------------------------------------
 Putnam New Opportunities        $76      $ 114     $ 151      $240        $ 20      $64      $ 111      $239
 ---------------------------------------------------------------------------------------------------------------
 Putnam New Value                $78      $ 120     $ 162      $262        $ 23      $71      $ 122      $261
 ---------------------------------------------------------------------------------------------------------------
 Putnam OTC & Emerging Growth    $79      $ 123     $ 167      $272        $ 24      $74      $ 127      $271
 ---------------------------------------------------------------------------------------------------------------
 Putnam Research                 $79      $ 122     $ 165      $267        $ 23      $72      $ 124      $266
 ---------------------------------------------------------------------------------------------------------------
 Putnam Small Cap Value          $83      $ 135     $ 187      $311        $ 28      $86      $ 147      $310
 ---------------------------------------------------------------------------------------------------------------
 Putnam Utilities Growth and
   Income                        $77      $ 118     $ 158      $252        $ 22      $68      $ 117      $252
 ---------------------------------------------------------------------------------------------------------------
 Putnam Vista                    $78      $ 119     $ 160      $257        $ 22      $69      $ 119      $256
 ---------------------------------------------------------------------------------------------------------------
 Putnam Voyager                  $76      $ 113     $ 150      $238        $ 20      $64      $ 110      $237
 ---------------------------------------------------------------------------------------------------------------

                                If you do not surrender your
                                Contract, you would pay the
                                following expenses on a $1,000
                                investment, assuming a 5% annual
                                return on assets:
 SUB-ACCOUNT                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------
 Putnam American Government
   Income                         $24     $74       N/A      N/A
 -----------------------------
 Putnam Asia Pacific Growth       $27     $82      $139     $295
 -----------------------------
 Putnam Diversified Income        $23     $71      $121     $260
 -----------------------------
 Putnam The George Putnam Fund
   of Boston                      $23     $72      $124     $265
 -----------------------------
 Putnam Global Asset
   Allocation                     $23     $70      $121     $259
 -----------------------------
 Putnam Global Growth             $22     $69      $119     $254
 -----------------------------
 Putnam Growth and Income         $20     $62      $107     $230
 -----------------------------
 Putnam Growth Opportunities      $24     $74       N/A      N/A
 -----------------------------
 Putnam Health Sciences           $23     $72      $124     $265
 -----------------------------
 Putnam High Yield                $22     $69      $118     $253
 -----------------------------
 Putnam Income                    $22     $67      $115     $248
 -----------------------------
 Putnam International Growth      $25     $78      $134     $284
 -----------------------------
 Putnam International Growth
   and Income                     $25     $77      $131     $280
 -----------------------------
 Putnam International New
   Opportunities                  $29     $90      $153     $323
 -----------------------------
 Putnam Investors                 $22     $69      $118     $252
 -----------------------------
 Putnam Money Market              $20     $62      $106     $229
 -----------------------------
 Putnam New Opportunities         $21     $65      $111     $240
 -----------------------------
 Putnam New Value                 $23     $71      $122     $262
 -----------------------------
 Putnam OTC & Emerging Growth     $24     $74      $127     $272
 -----------------------------
 Putnam Research                  $24     $73      $125     $267
 -----------------------------
 Putnam Small Cap Value           $28     $86      $147     $311
 -----------------------------
 Putnam Utilities Growth and
   Income                         $22     $69      $118     $252
 -----------------------------
 Putnam Vista                     $23     $70      $120     $257
 -----------------------------
 Putnam Voyager                   $21     $64      $110     $238
 ---------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------


EXAMPLE -- PUTNAM HARTFORD CAPITAL MANAGER SERIES V



THE FOLLOWING EXAMPLE ASSUMES THE OPTIONAL DEATH BENEFIT IS SELECTED:


                               If you surrender your Contract at the     If you annuitize your Contract at the
                               end of the applicable time period, you    end of the applicable time period, you
                               would pay the following expenses on       would pay the following expenses on
                               a $1,000 investment, assuming a 5%        a $1,000 investment, assuming a 5%
                               annual return on assets:                  annual return on assets:
 SUB-ACCOUNT                    1 YEAR   3 YEARS   5 YEARS   10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
 ---------------------------------------------------------------------------------------------------------------
 Putnam American Government
   Income                        $81      $ 128       N/A      N/A         $ 25      $78        N/A      N/A
 ---------------------------------------------------------------------------------------------------------------
 Putnam Asia Pacific Growth      $83      $ 134     $ 187      $310        $ 27      $85      $ 146      $309
 ---------------------------------------------------------------------------------------------------------------
 Putnam Diversified Income       $80      $ 124     $ 169      $275        $ 24      $75      $ 128      $274
 ---------------------------------------------------------------------------------------------------------------
 Putnam The George Putnam Fund
   of Boston                     $80      $ 126     $ 171      $280        $ 24      $76      $ 131      $279
 ---------------------------------------------------------------------------------------------------------------
 Putnam Global Asset
   Allocation                    $80      $ 124     $ 168      $274        $ 24      $74      $ 128      $273
 ---------------------------------------------------------------------------------------------------------------
 Putnam Global Growth            $79      $ 123     $ 166      $270        $ 23      $73      $ 126      $269
 ---------------------------------------------------------------------------------------------------------------
 Putnam Growth and Income        $77      $ 116     $ 154      $246        $ 21      $66      $ 114      $245
 ---------------------------------------------------------------------------------------------------------------
 Putnam Growth Opportunities     $81      $ 128       N/A      N/A         $ 25      $78        N/A      N/A
 ---------------------------------------------------------------------------------------------------------------
 Putnam Health Sciences          $80      $ 126     $ 171      $280        $ 24      $76      $ 131      $279
 ---------------------------------------------------------------------------------------------------------------
 Putnam High Yield               $79      $ 122     $ 166      $269        $ 23      $73      $ 125      $268
 ---------------------------------------------------------------------------------------------------------------
 Putnam Income                   $79      $ 121     $ 163      $264        $ 23      $71      $ 123      $263
 ---------------------------------------------------------------------------------------------------------------
 Putnam International Growth     $82      $ 131     $ 181      $299        $ 26      $82      $ 140      $299
 ---------------------------------------------------------------------------------------------------------------
 Putnam International Growth
   and Income                    $82      $ 130     $ 179      $295        $ 26      $81      $ 138      $295
 ---------------------------------------------------------------------------------------------------------------
 Putnam International New
   Opportunities                 $86      $ 143     $ 201      $337        $ 30      $94      $ 160      $337
 ---------------------------------------------------------------------------------------------------------------
 Putnam Investors                $79      $ 122     $ 165      $268        $ 23      $73      $ 125      $267
 ---------------------------------------------------------------------------------------------------------------
 Putnam Money Market             $77      $ 115     $ 154      $245        $ 21      $66      $ 113      $244
 ---------------------------------------------------------------------------------------------------------------
 Putnam New Opportunities        $78      $ 118     $ 159      $255        $ 22      $69      $ 118      $255
 ---------------------------------------------------------------------------------------------------------------
 Putnam New Value                $80      $ 125     $ 170      $277        $ 24      $75      $ 129      $276
 ---------------------------------------------------------------------------------------------------------------
 Putnam OTC & Emerging Growth    $81      $ 128     $ 175      $287        $ 25      $78      $ 134      $287
 ---------------------------------------------------------------------------------------------------------------
 Putnam Research                 $80      $ 126     $ 172      $282        $ 25      $77      $ 132      $281
 ---------------------------------------------------------------------------------------------------------------
 Putnam Small Cap Value          $85      $ 139     $ 195      $326        $ 29      $90      $ 154      $325
 ---------------------------------------------------------------------------------------------------------------
 Putnam Utilities Growth and
   Income                        $79      $ 122     $ 165      $268        $ 23      $73      $ 125      $267
 ---------------------------------------------------------------------------------------------------------------
 Putnam Vista                    $79      $ 123     $ 167      $272        $ 24      $74      $ 127      $271
 ---------------------------------------------------------------------------------------------------------------
 Putnam Voyager                  $78      $ 118     $ 158      $253        $ 22      $68      $ 117      $253
 ---------------------------------------------------------------------------------------------------------------

                                If you do not surrender your
                                Contract, you would pay the
                                following expenses on a $1,000
                                investment, assuming a 5% annual
                                return on assets:
 SUB-ACCOUNT                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------
 Putnam American Government
   Income                         $26     $79       N/A      N/A
 -----------------------------
 Putnam Asia Pacific Growth       $28     $86      $147     $310
 -----------------------------
 Putnam Diversified Income        $24     $75      $129     $275
 -----------------------------
 Putnam The George Putnam Fund
   of Boston                      $25     $77      $131     $280
 -----------------------------
 Putnam Global Asset
   Allocation                     $24     $75      $128     $274
 -----------------------------
 Putnam Global Growth             $24     $74      $126     $270
 -----------------------------
 Putnam Growth and Income         $22     $67      $114     $246
 -----------------------------
 Putnam Growth Opportunities      $26     $79       N/A      N/A
 -----------------------------
 Putnam Health Sciences           $25     $77      $131     $280
 -----------------------------
 Putnam High Yield                $24     $74      $126     $269
 -----------------------------
 Putnam Income                    $23     $72      $123     $264
 -----------------------------
 Putnam International Growth      $27     $83      $141     $299
 -----------------------------
 Putnam International Growth
   and Income                     $27     $82      $139     $295
 -----------------------------
 Putnam International New
   Opportunities                  $31     $95      $161     $337
 -----------------------------
 Putnam Investors                 $24     $73      $125     $268
 -----------------------------
 Putnam Money Market              $22     $66      $114     $245
 -----------------------------
 Putnam New Opportunities         $23     $70      $119     $255
 -----------------------------
 Putnam New Value                 $25     $76      $130     $277
 -----------------------------
 Putnam OTC & Emerging Growth     $26     $79      $135     $287
 -----------------------------
 Putnam Research                  $25     $78      $132     $282
 -----------------------------
 Putnam Small Cap Value           $30     $91      $155     $326
 -----------------------------
 Putnam Utilities Growth and
   Income                         $24     $73      $125     $268
 -----------------------------
 Putnam Vista                     $24     $74      $127     $272
 -----------------------------
 Putnam Voyager                   $22     $69      $118     $253
 ---------------------------------------------------------------------------------------------------------------

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)


The following information has been derived from the audited financial statements of the Separate Account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. No information is shown for the Putnam American Government Income Sub-Account and Putnam Growth Opportunities Sub-Account because the Sub-Accounts had not commenced operation as of December 31, 1999.



                                                                            YEAR ENDED DECEMBER 31,
                                                          1999     1998     1997     1996     1995     1994     1993
----------------------------------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH SUB-ACCOUNT
 (Inception date May 1, 1995)
Accumulation Unit Value at beginning of period           $ 8.552  $ 9.176  $10.903  $10.135  $10.000       --       --
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                 $17.505  $ 8.552  $ 9.176  $10.903  $10.135       --       --
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                            8,029    6,219    7,445    6,980    1,292       --       --
----------------------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT
 (Inception date September 15, 1993)
Accumulation Unit Value at beginning of period           $12.489  $12.841  $12.127  $11.302  $ 9.622  $10.188  $10.000
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                 $12.532  $12.489  $12.841  $12.127  $11.302  $ 9.622  $10.188
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                           22.092   23,713   21,017   18,268   11,006    8,609    4,428
----------------------------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM OF BOSTON SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at beginning of period           $21.492  $10.000       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                 $10.063  $21.492       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                           14,825   16,353       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of period           $30.256  $27.026  $22.902  $20.087  $16.355  $16.988  $14.665
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                 $33.370  $30.256  $27.026  $22.902  $20.087  $16.355  $ 16.98
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                           15,126   16,653   16,683   14,342   10,181    8,665    4,491
----------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH SUB-ACCOUNT
 (Inception date May 1, 1990)
Accumulation Unit Value at beginning of period           $24.940  $19.497  $17.294  $14.963  $13.119  $13.432  $10.289
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                 $40.580  $24.940  $19.497  $17.294  $14.963  $13.119  $13.432
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                           40,918   42,487   43,485   39,498   25,154   20,285    8,312
----------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of period           $45.567  $40.036  $32.703  $27.201  $20.178  $20.390  $18.096
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                 $45.646  $45.567  $40.036  $32.703  $27.201  $20.178  $20.390
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                          100,158  102,727   94,356   73,133   42,420   11,321   15,233
----------------------------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at beginning of period           $10.849  $10.000       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                 $10.277  $10.849       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                           12,308    7,148       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of period           $23.742  $25.575  $22.682  $20.390  $17.476  $17.890  $15.173
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                 $24.799  $23.742  $25.575  $22.682  $20.390  $17.476  $17.890
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                           20,315   23,582   21,602   17,031   10,603    7,675    5,066
----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------


                                                                            YEAR ENDED DECEMBER 31,
                                                          1999     1998     1997     1996     1995     1994     1993
----------------------------------------------------------------------------------------------------------------------
PUTNAM INCOME SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of period           $21.305  $19.959  $18.631  $18.448  $15.533  $16.277   14.833
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                 $20.574  $21.305  $19.959  $18.631  $18.448  $15.533  $16.277
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                           16,827   16,353   11,666   11,110    8,948    7,585    7,254
----------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of period           $13.403  $11.451  $10.000       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                 $21.164  $13.403  $11.451       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                           16,044   12,815    6,948       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of period           $12.922  $11.776  $10.000       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                 $15.876  $12.922  $11.777       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                           14,449   14,002    9,878       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of period           $11.226  $ 9.850  $10.000       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                 $22.468  $11.226  $ 9.850       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                            8,347    7,123    6,510       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at beginning of period           $11,432  $10.000       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                 $14.669  $11.432       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                           30,741   11,569       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of period           $ 1.538  $ 1.483  $ 1.429  $ 1.379  $ 1.325  $ 1.294  $ 1.277
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                 $ 1.591  $ 1.538  $ 1.483  $ 1.429  $ 1.379  $ 1.325  $ 1.294
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                          266,227  177,635  122,079  147,638   66,283   38,819   12,916
----------------------------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT
 (Inception date May 2, 1994)
Accumulation Unit Value at beginning of period           $24,805  $20.223  $16.635  $15.312  $10.718  $10.000       --
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                 $41,424  $24.805  $20.223  $16.635  $15.312  $10.718       --
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                           62,624   62,749   59,879   50,976   16,971    2,699       --
----------------------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of period           $12.151  $11.597  $10.000       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                 $12.014  $12.151  $11.597       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                           12,278   12,727   10,226       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at beginning of period           $ 9.980  $10.000       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                 $22.292  $ 9.980       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                            5,012    1,672       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH SUB-ACCOUNT
 (Inception date October 1, 1998)
Accumulation Unit Value at beginning of period           $12.497  $10.000       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                 $15.712  $12.497       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                            4,978    1,095       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                            YEAR ENDED DECEMBER 31,
                                                          1999     1998     1997     1996     1995     1994     1993
----------------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE SUB-ACCOUNT
 (Inception date April 30, 1999)
Accumulation Unit Value at beginning of period           $10.000       --       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                 $10.251       --       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                              676       --       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT
 (Inception date May 4, 1992)
Accumulation Unit Value at beginning of period           $22.826  $20.143  $16.072  $14.075  $10.889  $11.876  $10.618
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                 $22.360  $22.826  $20.143  $16.072  $14.075  $10.889  $11.876
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                           19,114   19,598   17,569   17,006   14,307   11,859   11,003
----------------------------------------------------------------------------------------------------------------------
PUTNAM VISTA SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of period           $14.316  $12.151  $10.000       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                 $21.587  $14.316  $12.151       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                           14,524   12,672    8,062       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at beginning of period           $55.426  $45.197  $36.227  $32.520  $23.445  $23.530  $20.102
----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                 $88.479  $55.426  $45.197  $36.227  $32.520  $23.445  $23.530
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                           52,779   51,742   48,250   41,121   23,357   13,372    6,509
----------------------------------------------------------------------------------------------------------------------



Accumulation Unit Values do not include the Optional Death Benefit Charge. If you elect the Optional Death Benefit, Accumulation Unit Values would be lower.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS ANNUITY?
You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $2,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Annuity without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?


 - You don't pay a sales charge when you purchase your Annuity. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Annuity. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender, the length of time the Premium Payment you made has been in your Annuity and which Series of Putnam Capital Manager you purchased. The Fee Tables included earlier in this prospectus or the Appendix at the end of this prospectus will indicate the appropriate Contingent Deferred Sales Charge.

You won't be charged a Contingent Deferred Sales Charge on:

- The Annual Withdrawal Amount

- Premium Payments or earnings that have been in your Annuity for more than the Contingent Deferred Sales Charge period.

- Distributions made due to death

- Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?
We deduct this $25.00 fee each year on your Contract Anniversary or when you fully Surrender your Annuity, if, on either of those dates, the value of your Annuity is less than $50,000. The Annual Maintenance Fee for Series V is $30.00.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?
In addition to the Annual Maintenance Fee, you pay three different types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

The second type of charge is the fee you pay for the Separate Account. This charge is:

An administrative fee of .15% per year of the Contract Values held in the Separate Account.


The third type of charge is the fee you pay for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


If you elect the Optional Death Benefit Rider, we will subtract an additional charge on a daily basis that is equal to an annual charge of .15% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?
You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts, or after Annuity Payouts begin under the Payment for a Designated Period Annuity Payout Option.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?
There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit will depend on the Series purchased and Series III, Series IV are described in greater detail in the Appendices at the end of this prospectus.

For all Series, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If you purchased Series V and If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The Contract Value on the date the death certificate or other legal document acceptable to us is received; or

- 100% of all Premium Payments paid into the Contract minus any partial Surrenders; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

If you elect the Optional Death Benefit Rider at an additional charge and you purchased Series III, or IV, your Death Benefit, prior to the deceased's 85th birthday, is the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, or your Maximum Anniversary Value starting on the Contract Anniversary immediately following the date the Optional Death Benefit Rider is added to your annuity or the Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your annuity or your Contract Value on the Specified Contract Anniversary immediately proceeding the date of death.

The Optional Death Benefit Rider may not be available if the Contract Owner or Annuitant is age 75 or older. The Optional Death Benefit Rider is not available in Washington.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?
When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options listed in your Prospectus. We may make other Annuity Payout Options available at any time.


You must begin to take payouts by the Annuitant's 90th birthday. If you do not tell us what Annuity Payout Option you want before that time, we will make payments under the Life Annuity with 120 Monthly Payments Certain Annuity Payout Option.


GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               1/1/99         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/99        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Duff & Phelps               7/1/99        AA+      Claims paying ability
--------------------------------------------------------------------------------


THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on May 20, 1990 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.

THE FUNDS


The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, Inc. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectus for the Funds, and the Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.



The Funds may not be available in all states.



The investment goals of each of the Funds are as follows:



PUTNAM VT AMERICAN GOVERNMENT INCOME FUND -- Seeks high current income with preservation of capital as its secondary objective.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with capital preservation. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.



PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.



PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital.



PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income.



PUTNAM VT GROWTH OPPORTUNITIES FUND -- Seeks capital appreciation.



PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation.



PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.



PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk.



PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective.



PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation.



PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth.



PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.



PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation.



PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation.



PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT RESEARCH FUND -- Seeks capital appreciation.



PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation.



PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income.



PUTNAM VT VISTA FUND -- Seeks capital appreciation.



PUTNAM VT VOYAGER FUND -- Seeks capital appreciation.



The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.



Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.


We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contracts Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.


PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.


The Putnam Money Market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.


We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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THE FIXED ACCUMULATION FEATURE

FOR SERIES III, SERIES IV AND SERIES V CONTRACTS ONLY

IMPORTANT INFORMATION YOU SHOULD KNOW -- THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, if you purchased Series III or Series IV, we guarantee that we will credit interest at a rate of not less than 4% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. Currently, if you purchased Series V, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of your guaranteed rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

Important: Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of your guaranteed interest rate per year will be determined at our sole discretion. You assume the risk that interest credited to Fixed Accumulation Feature may not exceed the minimum guarantee for any given year.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING ("DCA") PLUS PROGRAMS -- Currently, if you have access to the Fixed Account, you may enroll in a special pre-authorized transfer program known as our DCA Plus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into the Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue the interest rate currently in effect for the Fixed Accumulation Feature.


We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program. Please contact us to determine if it is available in your state.


You may only have one DCA program in place at one time. The Fixed Accumulation Feature and Dollar Cost Averaging Plus Program are not available in Oregon.

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?
The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.


If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


HOW DO I PURCHASE A CONTRACT?
You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $2,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your subsequent Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.



If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.


CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?
We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE? The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charge, such as the Optional Death Benefit Rider charge adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?
TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
SUB-ACCOUNT TRANSFER RESTRICTIONS -- The transfer restrictions that apply to your Contract depend on which series of the Contract you purchased. Series III and Series IV Contract Owners have the restrictions as part of their Contract. If restrictions apply, we reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except New York, Florida, Maryland and Oregon, we may:

- Require a minimum time period between each transfer,

- Limit the dollar amount that may be transferred on any one Valuation Day, and

- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.

We also have a restriction in place for all Contract Owners that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owners' Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

Some states may have different restrictions.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer the greater of:

- Up to 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.


These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.


If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature.


TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:



- By calling us at (800) 521-0538



- Electronically, when available, by the Internet through the website at http://www.putnaminv.com



Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.



Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.



We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 521-0538 before the close of the New York Stock Exchange.



Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to our transfer restrictions, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.


CHARGES AND FEES


There are 5 charges and fees associated with the Contract and the Optional Death Benefit charge:


1.  THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.


We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of your Premium Payments. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender.



The percentage used to calculate the Contingent Deferred Sales Charge is equal to for Series V:


NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   6%
-----------------------------------------
         2                   6%
-----------------------------------------
         3                   5%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   4%
-----------------------------------------
         6                   3%
-----------------------------------------
         7                   2%
-----------------------------------------
     8 or more               0%
-----------------------------------------

The Contingent Deferred Sales Charges for Series III, and Series IV are described in the Appendices.

The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:


- ANNUAL WITHDRAWAL AMOUNT -- During the Contingent Deferred Sales Charge period for each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts.


UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:


Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 consecutive days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, the waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. ONCE YOU ELECT THIS WAIVER, HARTFORD WILL NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENTS. IN ADDITION, IF YOU REQUEST A FULL OR PARTIAL SURRENDER DURING CONFINEMENT, WE WILL DEDUCT FROM YOUR CONTRACT VALUE ANY PAYMENT ENHANCEMENTS CREDITED DURING THE TIME YOU WERE CONFINED.


- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- On or after the Annuitant's 90th birthday.

- For disabled participants enrolled in a group unallocated, tax qualified retirement plan. With our approval and under certain conditions, participants who become disabled can receive Surrenders free of Contingent Deferred Sales Charge.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:


- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust)



- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when we begin to make Annuity Payouts. We will charge a Contingent Deferred Sales Charge if the Contract is fully or partially Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.


- Upon cancellation during the Right to Cancel Period.


SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.



After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.


2.  MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value (estimated at .90% for mortality and .35% for expenses). The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

  During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

  Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

3.  ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $25 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. This fee is $30.00 for Series V.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?
If you purchased Series IV or Series V, we will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. This is not available for Series III.

We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

4.  ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of .15% per annum against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

The types of expenses incurred by the Separate Account include, but are not limited to, expenses of issuing the Contract and expenses for confirmations, Contract quarterly statements, processing of transfers and surrenders, responding to Contract Owner inquiries, reconciling and depositing cash receipts, calculation and monitoring daily Sub-Account unit values, Separate Account reporting, including semiannual and annual reports and mailing and tabulation of shareholder proxy solicitations.

You should refer to the Trust prospectus for a description of deductions and expenses paid out of the assets of the Trust's portfolios.

5.  PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made, some when the Contract is Surrendered and others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset

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value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

OPTIONAL DEATH BENEFIT RIDER CHARGE -- If you elect the Optional Death Benefit Rider, we will subtract an additional charge on a daily basis that is equal to an annual charge of .15% of your Contract Value invested in the Funds.


We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the mortality and expense risk charge, Optional Death Benefit charge, and the Annual Maintenance Fee, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.


DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?
The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

The Death Benefit calculation depends on the Series purchased. The Death Benefit for Series III, and Series IV are described in the Appendices in the back of this prospectus. The Death Benefit for Series V will be the greater of:

- The total Premium Payments you have made to us minus any amounts you have Surrendered, or

- The Contract Value of your Annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

For all Series, the Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

OPTIONAL DEATH BENEFIT RIDER -- You may also elect the Optional Death Benefit Rider for an additional fee. The Optional Death Benefit adds new features to your Death Benefit calculation, depending on which Series you purchased.

If you purchased Series III, or IV, your Death Benefit, prior to the deceased's 85th birthday, is the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, your Maximum Anniversary Value starting on the Contract Anniversary immediately following the date the Optional Death Benefit Rider is added to your annuity, the Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your annuity or your Contract Value on the Specified Contract Anniversary immediately proceeding the date of death.

After the deceased's 85th birthday but prior to the 90th birthday, the Death Benefit for Series III, or IV's Optional Death Benefit Rider is the greater of Contract Value, total Premium Payments made to us minus any amounts you have surrendered, Maximum Anniversary Value or Interest Accumulation Value. After the deceased's 90th birthday, the Death Benefit payable under the Optional Death Benefit Rider is the greater of Contract Value, Maximum Anniversary Value or the Interest Accumulation Value.

The Death Benefit payable under the Optional Death Benefit Rider, regardless of the Series purchased, is limited to a maximum of 200% of the Contract Value on the date the Optional Death Benefit Rider was added, plus 200% of any Premium Payments made since the addition of the Optional Death Benefit Rider less proportional adjustments for any Surrenders from that date.

The Optional Death Benefit Rider may not be available if the Contract Owner or Annuitant is age 75 or older. The Optional Death Benefit Rider is not available in Washington.

HOW IS THE DEATH BENEFIT PAID?
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the

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situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.


WHAT SHOULD THE BENEFICIARY CONSIDER?


ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.



If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.



SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. The spousal continuation is available only once for each Contract.



If you elect the Optional Death Benefit Rider for an additional charge and the contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit.


WHO WILL RECEIVE THE DEATH BENEFIT?
The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           Death Benefit is paid to
                              living                      Contingent Annuitant        the Contract Owner and not
                                                                                      the designated
                                                                                      Beneficiary. However, if
                                                                                      you purchased Series III
                                                                                      or Series IV, the Death
                                                                                      Benefit is paid to the
                                                                                      Beneficiary
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.


THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.


SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?
FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

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PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.


PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- are allowed if you elect variable dollar amount payments under the Payments for a Designated Period, Annuity Payout Option but you should check with your tax advisor because there may be adverse tax consequences.


HOW DO I REQUEST A SURRENDER?
Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We may modify the requirements for telephone redemptions at any time.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?
There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

We do not monitor Surrender requests. To determine whether a Surrender is permissible, with or without federal income tax penalty, please consult your personal tax adviser.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.


WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

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ANNUITY PAYOUTS

This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your financial advisor to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the month of the Annuitant's 90th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?


Your Contract contains the Annuity Payout Options described below. We may make other Annuity Payout Options available. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.



LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.


LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN


We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary or the Beneficiary may continue the Annuity Payouts.


JOINT AND LAST SURVIVOR LIFE ANNUITY



We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this Annuity Payout Option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:


- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.


PAYMENTS FOR A DESIGNATED PERIOD


We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

Important Information:

 - You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected the Payments For a Designated Period Annuity Payout Option. A Contingent Deferred Sales Charge may be deducted.

 - For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120 Monthly Payments Certain Annuity Payout Option.


 - For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.


3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

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- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return is the investment return used to calculate variable Annuity Payouts. The Assumed Investment Return for your Annuity if you purchased Series V is 5%, Series III, and Series IV have a 4% Assumed Investment Return. The first Annuity Payout will be based on the Assumed Investment Return. The remaining Annuity Payouts will fluctuate based on the actual investment results of the Sub-Accounts.

5.  DO YOU WANT ANNUITY PAYOUTS TO BE FIXED OR VARIABLE OR A COMBINATION?

You may choose an Annuity Payout Option with fixed-dollar amounts, variable-dollar amounts or a combination depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payout. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed-dollar amount Annuity Payout Option tables in your Contract.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- Depending on which Series you purchased, you may be able to transfer dollar amounts of Annuity Units from one Sub-Account to another after the Annuity Calculation Date. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. Please check your Contract to see if these transfers are available.

OTHER PROGRAMS AVAILABLE
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INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. Some Contracts offer model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -

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ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen.

You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

OTHER INFORMATION
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ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of Hartfords Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.


Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.


Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this Prospectus.


In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.


LEGAL MATTERS AND EXPERTS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:


Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: (800) 521-0538

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
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    Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-

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exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.


 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.


 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
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accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.


D.  FEDERAL INCOME TAX WITHHOLDING



Any portion of a distribution that is (or is deemed to be) current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.


E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.


G.  GENERATION-SKIPPING TRANSFERS



Under certain circumstances, the Internal Revenue Code may impose a "generation skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

 SECTION
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 DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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 SAFEKEEPING OF ASSETS
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 INDEPENDENT PUBLIC ACCOUNTANTS
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 DISTRIBUTION OF CONTRACTS
 ------------------------------------------------------------------------------
 CALCULATION OF YIELD AND RETURN
 ------------------------------------------------------------------------------
 PERFORMANCE COMPARISONS
 ------------------------------------------------------------------------------
 FINANCIAL STATEMENTS
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
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APPENDIX I -- SERIES III OF PUTNAM CAPITAL MANAGER VARIABLE ANNUITY

Series III of Putnam Capital Manager variable annuity was sold from May 1, 1990 through May 1, 1992. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:

CONTINGENT DEFERRED SALES CHARGES

Deferred Sales Charge (as a percentage of amounts Surrendered).

-----------------------------
 First Year (1)          7%
-----------------------------
 Second Year             6%
-----------------------------
 Third Year              5%
-----------------------------
 Fourth Year             4%
-----------------------------
 Fifth Year              3%
-----------------------------
 Sixth Year              2%
-----------------------------
 Seventh Year            1%
-----------------------------
 Eighth Year             0%
-----------------------------

DEATH BENEFIT -- The death benefit payable is equal to the greater of:

- the Contract Value determined as of the day written proof of death is received; or

- 100% of the total Premium Payments made, reduced by any surrenders; or

- the Contract Value on the Specified Contract Anniversary immediately preceding the date of death, increased by any Premium Payments made and decreased by any Surrenders since the preceding Specified Contract Anniversary.

The Specified Contract Anniversary is every seventh Contact Anniversary (i.e, the 7th, 14th etc.)

DEATH BENEFIT REMAINING WITH THE COMPANY -- The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.


The Annuity Payout Options under this Series are:



LIFE ANNUITY


We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.


LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN


We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.


JOINT AND LAST SURVIVOR LIFE ANNUITY


We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.


PAYMENTS FOR A DESIGNATED PERIOD


We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

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APPENDIX II -- SERIES IV OF PUTNAM CAPITAL MANAGER VARIABLE ANNUITY

Series IV of Putnam Capital Manager variable annuity was sold from May 1, 1992 through June 22, 1994. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:

CONTINGENT DEFERRED SALES CHARGES

-----------------------------
 First Year (1)          7%
-----------------------------
 Second Year             6%
-----------------------------
 Third Year              5%
-----------------------------
 Fourth Year             4%
-----------------------------
 Fifth Year              3%
-----------------------------
 Sixth Year              2%
-----------------------------
 Seventh Year            1%
-----------------------------
 Eighth Year             0%
-----------------------------

DEATH BENEFIT -- The death benefit payable is equal to the greater of:

- the Contract Value determined as of the day written proof of death is received; or

- 100% of the total Premium Payments made, reduced by any surrenders; or

- the Contract Value on the Specified Contract Anniversary immediately preceding the date of death, increased by any Premium Payments made and decreased by any Surrenders since the preceding Specified Contract Anniversary.

The Specified Contract Anniversary is every seventh Contact Anniversary (i.e, the 7th, 14th etc.)

DEATH BENEFIT REMAINING WITH THE COMPANY -- The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.


The Annuity Payout Options under this Series are:



LIFE ANNUITY


We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.


LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN


We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.


JOINT AND LAST SURVIVOR LIFE ANNUITY


We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.


PAYMENTS FOR A DESIGNATED PERIOD


We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
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APPENDIX III -- INFORMATION REGARDING TAX-QUALIFIED PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.


2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.


Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.


Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 2000, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.



All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

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In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
--------------------------------------------------------------------------------

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

44                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX IV -- OPTIONAL DEATH BENEFIT -- EXAMPLES



EXAMPLE 1


Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.



$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value



If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.



$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value



EXAMPLE 2


Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.



$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value



If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.



$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value


--------------------------------------------------------------------------------

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM


The variable annuity Contract that you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:


- attained age 59 1/2,

- separated from service,

- died, or

- become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.


Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than your annuity. Please refer to your Plan.


Please complete the following and return to:


    Hartford Life Insurance Company
    Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085


Name of Contract Owner/Participant:  ___________________________________________

Address:  ______________________________________________________________________

City or Plan/School District:  _________________________________________________

Date:  _________________________________________________________________________

Contract No.:  _________________________________________________________________

Signature:  ____________________________________________________________________

To obtain a Statement of Additional Information, please complete the form below and mail to:


    Hartford Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information to me at the following address:

--------------------------------------------------------------------------------
                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                              City/State      Zip Code

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO

This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus:  May 1, 2000

Date of Statement of Additional Information:   May 1, 2000


33-60702

                                TABLE OF CONTENTS

SECTION                                                               PAGE
-------                                                               ----

DESCRIPTION OF HARTFORD LIFE AND ANNUITY
   INSURANCE COMPANY..................................................  4

SAFEKEEPING OF ASSETS.................................................  4

INDEPENDENT PUBLIC ACCOUNTANTS........................................  4

DISTRIBUTION OF CONTRACTS.............................................  5

CALCULATION OF YIELD AND RETURN.......................................  5

PERFORMANCE COMPARISONS...............................................  9

FINANCIAL STATEMENTS..................................................

           DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

-------------------------------------------------------------------------------------------------------------------
              Rating Agency                      Effective          Rating               Basis of Rating
                                              Date of Rating
-------------------------------------------------------------------------------------------------------------------
A.M. Best and Company, Inc.                       1/1/99              A+       Financial performance
-------------------------------------------------------------------------------------------------------------------
Standard & Poor's                                 8/1/99              AA       Insurer financial strength
-------------------------------------------------------------------------------------------------------------------
Duff & Phelps                                     7/1/99              AA+      Claims paying ability
-------------------------------------------------------------------------------------------------------------------

                              SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. These assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                         INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                            DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account, and will offer the Contracts on a continuous basis.

HSD is a wholly-owned subsidiary of Hartford Life Insurance Company. The principal business address of HSD is the same as Hartford.

The securities will be sold by salespersons of HSD who represent Hartford as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 1999: $107,076,938; 1998: $67,003,507; and 1997: $ 97,513,541. HSD has retained none of these commissions.

                         CALCULATION OF YIELD AND RETURN

YIELD OF A MONEY MARKET SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of a money market Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" of a hypothetical account having a balance of one unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued dividends as declared by the underlying funds, less expense and Contract charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

     Effective Yield = [(Base Period Return + 1) TO THE POWER OF 365/7] - 1

The Money Market Sub-Account's yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Sub-Account.

  YIELD AND EFFECTIVE YIELD FOR THE SEVEN DAY PERIOD ENDING DECEMBER 31, 1999.

------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                            YIELD                           EFFECTIVE YIELD
------------------------------------------------------------------------------------------------------------------
Putnam Money Market                                    4.09%                                4.17%
------------------------------------------------------------------------------------------------------------------

The Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the Funds.

        YIELD QUOTATION BASED ON A 30 DAY PERIOD ENDED DECEMBER 31, 1999.

-------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                                  YIELD
-------------------------------------------------------------------------------------------------------------------
Putnam American Government Income                                                             N/A
-------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income                                                                      .24%
-------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation                                                               0.73%
-------------------------------------------------------------------------------------------------------------------
Putnam High Yield                                                                            9.44%
-------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income                                                           1.92%
-------------------------------------------------------------------------------------------------------------------
Putnam Income                                                                                5.67%
-------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income                                                                    7.27%
-------------------------------------------------------------------------------------------------------------------

CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information", total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Standardized total return will be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue. The following are the standardized average annual total return quotations for the Sub-Accounts.

                     PUTNAM CAPITAL MANAGER SERIES III & IV
             STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------------------------------------
                                   SEPARATE                                                  SINCE INCEPTION
          SUB-ACCOUNT               ACCOUNT       1 YEAR         5 YEAR         10 YEAR        OF SEPARATE
                                   INCEPTION                                                     ACCOUNT
                                     DATE
--------------------------------------------------------------------------------------------------------------
Putnam American Government            N/A           N/A           N/A             N/A              N/A
Income
--------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities           N/A           N/A           N/A             N/A              N/A
--------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth          5/1/95        95.19%          N/A             N/A             9.20%
--------------------------------------------------------------------------------------------------------------
Putnam Diversified Income           9/15/93       -9.15%         2.74%            N/A             0.86%
--------------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund of    5/1/98        -11.25%         N/A             N/A            -10.19%
Boston
--------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation      5/20/91        0.80%         13.11%           N/A             9.74%
--------------------------------------------------------------------------------------------------------------
Putnam Global Growth                5/20/91       53.21%         23.03%           N/A            15.67%
--------------------------------------------------------------------------------------------------------------
Putnam Growth & Income              5/20/91       -9.33%         15.74%           N/A            11.42%
--------------------------------------------------------------------------------------------------------------
Putnam Health Sciences              5/1/98        -14.77%         N/A             N/A            -5.11%
--------------------------------------------------------------------------------------------------------------
Putnam High Yield                   5/20/91       -5.05%         4.66%            N/A             8.05%
--------------------------------------------------------------------------------------------------------------
Putnam Income                       5/20/91       -12.93%        3.09%            N/A             3.77%
--------------------------------------------------------------------------------------------------------------
Putnam International Growth &       1/2/97        13.36%          N/A             N/A            13.16%
Income
--------------------------------------------------------------------------------------------------------------
Putnam International Growth         1/2/97        48.41%          N/A             N/A            25.11%
--------------------------------------------------------------------------------------------------------------
Putnam International New            1/2/97        90.64%          N/A             N/A            27.39%
Opportunities
--------------------------------------------------------------------------------------------------------------
Putnam Investors                    5/1/98        18.82%          N/A             N/A            19.79%
--------------------------------------------------------------------------------------------------------------
Putnam Money Market                 5/20/91       -6.09%         0.71%            N/A             0.55%
--------------------------------------------------------------------------------------------------------------
Putnam New Opportunities            5/2/94        57.50%         29.11%           N/A            26.56%
--------------------------------------------------------------------------------------------------------------
Putnam New Value                    1/2/97        -10.63%         N/A             N/A             2.47%
--------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth        5/1/98        113.88%         N/A             N/A            55.76%
--------------------------------------------------------------------------------------------------------------
Putnam Research                     10/1/98       16.23%          N/A             N/A            35.10%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value              5/3/99          N/A           N/A             N/A            -6.89%
--------------------------------------------------------------------------------------------------------------
Putnam Utility Growth & Income      5/1/92        -11.54%        13.36%           N/A             9.01%
--------------------------------------------------------------------------------------------------------------
Putnam Vista                        1/2/97        41.29%          N/A             N/A            26.08%
--------------------------------------------------------------------------------------------------------------
Putnam Voyager                      5/20/91       46.52%         27.89%           N/A            21.08%
--------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for Optional Death Benefit charges. Performance would have been lower had the Optional Death Benefit been available and been chosen.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. The following are the non-standardized annualized total return quotations for the Sub-Accounts.

                     PUTNAM CAPITAL MANAGER SERIES III & IV
             NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE
                 THE INCEPTION DATE OF THE SEPARATE ACCOUNT FOR
                          YEAR ENDED DECEMBER 31, 1999

--------------------------------------------------------------------------------------------------------------
                                     FUND                                                    SINCE INCEPTION
          SUB-ACCOUNT              INCEPTION      1 YEAR         5 YEAR         10 YEAR          OF FUND
                                     DATE
--------------------------------------------------------------------------------------------------------------
Putnam American Government            N/A           N/A           N/A             N/A              N/A
Income
--------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities           N/A           N/A           N/A             N/A              N/A
--------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth          5/1/95        104.69%         N/A             N/A            12.73%
--------------------------------------------------------------------------------------------------------------
Putnam Diversified Income           9/15/93        0.35%         5.43%            N/A             3.65%
--------------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund of    5/1/98        -1.75%          N/A             N/A             0.38%
Boston
--------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation      2/1/88        10.30%         15.36%         10.71%             N/A
--------------------------------------------------------------------------------------------------------------
Putnam Global Growth                5/1/90        62.71%         25.34%           N/A            15.58%
--------------------------------------------------------------------------------------------------------------
Putnam Growth & Income              2/1/88         0.17%         17.74%         12.41%             N/A
--------------------------------------------------------------------------------------------------------------
Putnam Health Sciences              5/1/98        -5.27%          N/A             N/A             1.65%
--------------------------------------------------------------------------------------------------------------
Putnam High Yield                   2/1/88         4.45%         7.25%           9.29%             N/A
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Putnam Income                       2./1/88       -3.43%         5.78%           6.07%             N/A
--------------------------------------------------------------------------------------------------------------
Putnam International Growth &       1/2/97        22.86%          N/A             N/A            16.69%
Income
--------------------------------------------------------------------------------------------------------------
Putnam International Growth         1/2/97        57.91%          N/A             N/A            28.45%
--------------------------------------------------------------------------------------------------------------
Putnam International New            1/2/97        100.14%         N/A             N/A            31.04%
Opportunities
--------------------------------------------------------------------------------------------------------------
Putnam Investors                    5/1/98        28.32%          N/A             N/A            25.82%
--------------------------------------------------------------------------------------------------------------
Putnam Money Market                 2/1/88         3.41%         3.72%           3.53%             N/A
--------------------------------------------------------------------------------------------------------------
Putnam New Opportunities            5/2/94        67.00%         31.05%           N/A            28.50%
--------------------------------------------------------------------------------------------------------------
Putnam New Value                    1/2/97        -1.13%          N/A             N/A             6.32%
--------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth        5/1/98        123.38%         N/A             N/A            61.68%
--------------------------------------------------------------------------------------------------------------
Putnam Research                     10/1/98       25.73%          N/A             N/A            43.57%
--------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value              5/3/99          N/A           N/A             N/A             2.61%
--------------------------------------------------------------------------------------------------------------
Putnam Utility Growth & Income      5/1/92        -2.04%         15.48%           N/A            11.06%
--------------------------------------------------------------------------------------------------------------
Putnam Vista                        1/2/97        50.79%          N/A             N/A            29.30%
--------------------------------------------------------------------------------------------------------------
Putnam Voyager                      2/1/88        56.02%         29.83%         20.61%             N/A
--------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for Optional Death Benefit Charges. Performance would have been lower had the Optional Death Benefit been available and been chosen.

                             PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. Index performance is not representative of the performance of the Putnam Sub-Account to which it is compared and is not adjusted for commissions and other costs. Portfolio holdings of the Putnam Sub-Account will differ from those of the index to which it is compared. Performance comparison indices include the following:

The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

The Dow Jones Industrial Average is an unmanaged list of 30 common stocks frequently used as a general measure of stock market performance. Its performance figures reflect changes of market prices and reinvestment of all distributions.

Lehman Brothers Corporate Bond Index is an unmanaged list of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which Putnam High Yield Fund customarily invests. The index does not include bonds in certain of the lower rating classifications in which the Fund may invest. The performance figures the index reflect changes in market prices and reinvestment of all interest payments.

The Lehman Brothers Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Lehman Brothers Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency. The index does not include bonds in certain of the lower-rating classifications in which PCM High Yield Fund invests. Its performance figures reflect changes in market prices and reinvestment of all interest payments.

Morgan Stanley Capital International World Index is an unmanaged list of approximately 1,450 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes. The securities in the index change over time to maintain representativeness.

The NASDAQ-OTC Industrial Average (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded. Its performance figures reflect changes of market prices but do not reflect reinvestment of cash dividends.

Salomon Brothers Long-Term High-Grade Corporate Bond Index is an unmanaged list of publicly traded corporate bonds having a rating of at least AA by Standard & Poors's or Aa by Moody's and is frequently used as general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which Putnam High Yield customarily invests. The index does not include bonds in certain of the lower rating classifications in which the Fund may invest. Performance figures for the index reflect changes of market prices and reinvestment of all distributions.

The Salomon Brothers 7-10 Year Government Bond Index is an unmanaged list of U.S. Government and government agency securities with maturities of 7 to 10 years. Performance figures for the index reflect changes of market prices and reinvestment of all interest payments.
The Standard & Poor's Composite Index of 500 stocks (the "S&P 500") a market value-weighted and unmanaged index showing changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. Its performance figures reflect changes of market prices and reinvestment of all regular cash dividends.

The Standard & Poor's 40 Utilities Index is unmanaged list of 40 utility stocks. The Index assumes reinvestment of all distributions and reflects changes in market prices but does not take into account brokerage commissions or other fees. Putnam Utilities Growth and Income Fund's telephone and electric utility stocks are generally held in the same proportion as the telephone and electric stocks in the S&P Utilities Index. However, there are some utility stocks held by the Fund that are not part of the Index.

Report of Independent Public Accountants

To Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Two and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Two (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, Income, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Research, Small Cap Value, Utilities Growth and Income, Vista, and Voyager sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.


                                                             ARTHUR ANDERSEN LLP

Hartford, Connecticut

February 11, 2000

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1999                  Asia Pacific   Diversified    The             Global Asset    Global         Growth
                                   Growth         Income         George Putnam   Allocation      Growth         and Income
                                   Sub-Account    Sub-Account    Fund of Boston  Sub-Account     Sub-Account    Sub-Account
                                                                 Sub-Account
ASSETS
 Investments:
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT ASIA PACIFIC
  GROWTH FUND
  CLASS IA
  Shares 8,164,267
  Cost $86,150,675
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                    $141,160,176   $        --    $        --     $        --     $          --  $           --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 118,826
  Cost $1,680,674
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                       2,049,744            --             --              --                --              --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT DIVERSIFIED
  INCOME FUND
  CLASS IA
  Shares 28,007,591
  Cost $295,063,345
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --     278,115,382            --              --                --              --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 339,151
  Cost $3,421,309
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --       3,360,984            --              --                --              --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT THE GEORGE PUTNAM
  FUND OF BOSTON
  CLASS IA
  Shares 15,096,173
  Cost $154,452,045
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --     150,659,802             --                --              --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 833,953
  Cost $8,598,066
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --       8,322,853             --                --              --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT GLOBAL ASSET
  ALLOCATION FUND
  CLASS IA
  Shares 25,800,902
  Cost $397,088,223
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --      505,955,690               --              --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 129,139
  Cost $2,315,986
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --        2,531,118               --              --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT GLOBAL GROWTH FUND
  CLASS IA
  Shares 54,676,767
  Cost $832,832,666
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --              --      1,667,094,623             --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 199,296
  Cost $4,072,524
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --              --          6,060,601             --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT GROWTH AND
  INCOME FUND
  CLASS IA
  Shares 171,340,570
  Cost $3,898,527,366
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --              --                --    4,591,927,277
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 888,514
  Cost $24,673,928
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --              --                --       23,767,757
-------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                   --             --          15,297             --                --              --
-------------------------------------------------------------------------------------------------------------------------------
 Receivable from fund shares sold     1,730,616        103,075            --          113,635           657,802       1,392,712
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS                       144,940,536    281,579,441    158,997,952     508,600,443     1,673,813,026   4,617,087,746
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Due to Hartford Life Insurance
 Company                              1,729,202        103,325         14,889         109,957           654,492       1,392,393
-------------------------------------------------------------------------------------------------------------------------------
 Payable for fund shares purchased          --             --             --              --                --              --
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                    1,729,202        103,325         14,889         109,957           654,492       1,392,393
-------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE ANNUITY
 CONTRACT LIABILITIES)             $143,211,334   $281,476,116   $158,983,063    $508,490,486    $1,673,158,534  $4,615,695,353
-------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1999                   Health         High Yield     Income        International  International  International
                                    Sciences       Sub-Account    Sub-Account   Growth         Growth         New
                                    Sub-Account                                 Sub-Account    and Income     Opportunities
ASSETS                                                                                         Sub-Account    Sub-Account
 Investments:
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT HEALTH SCIENCES FUND
  CLASS IA
  Shares 12,133,439
  Cost $122,451,187
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                    $127,401,113   $        --    $        --    $       --   $         --     $       --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 509,962
  Cost $5,171,854
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                       5,349,498            --             --            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT HIGH YIELD FUND
  CLASS IA
  Shares 45,558,570
  Cost $561,878,289
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --     505,244,538            --            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 466,340
  Cost $5,316,587
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --       5,167,047            --            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT INCOME FUND
  CLASS IA
  Shares 27,752,955
  Cost $367,752,738
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --     347,466,992           --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 402,262
  Cost $5,379,676
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --       5,032,292           --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT INTERNATIONAL GROWTH FUND
  CLASS IA
  Shares 15,791,946
  Cost $203,516,312
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --    341,895,626            --             --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 388,175
  Cost $5,980,248
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --      8,392,352            --             --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
  CLASS IA
  Shares 15,115,224
  Cost $178,072,228
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --            --     230,507,159            --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 136,080
  Cost $1,741,404
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --            --       2,071,137            --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
  CLASS IA
  Shares 8,076,391
  Cost $93,926,382
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --            --             --     188,260,674
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 89,975
  Cost $1,529,608
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --            --             --       2,094,615
-------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                               100,323            --             --      1,684,804            --       1,251,485
-------------------------------------------------------------------------------------------------------------------------------
 Receivable from fund shares sold           --         515,690      1,346,438           --         140,472            --
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS                       132,850,934    510,927,275    353,845,722   351,972,782    232,718,768    191,606,774
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Due to Hartford Life Insurance
 Company                                     --        509,621      1,346,756           --         135,895            --
-------------------------------------------------------------------------------------------------------------------------------
 Payable for fund shares purchased       99,487            --             --      1,681,590            --       1,251,926
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                       99,487        509,621      1,346,756     1,681,590        135,895      1,251,926
-------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE ANNUITY
 CONTRACT LIABILITIES)             $132,751,447   $510,417,654   $352,498,966  $350,291,192   $232,582,873   $190,354,848
-------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1999                  Investors      Money         New            New           OTC &          Research
                                   Sub-Account    Market        Opportunities  Value         Emerging       Sub-Account
                                                  Sub-Account   Sub-Account    Sub-Account   Growth
ASSETS                                                                                       Sub-Account
 Investments:
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT INVESTORS FUND
  CLASS IA
  Shares 30,164,408
  Cost $349,269,765
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                    $457,292,432   $        --    $        --   $        --   $         --   $        --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 1,078,429
  Cost $12,935,387
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                      16,316,630            --             --            --             --            --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT MONEY MARKET FUND
  CLASS IA
  Shares 424,468,789
  Cost $424,468,789
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --     424,468,789            --            --             --            --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 19,928,941
  Cost $19,928,941
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --      19,928,941            --            --             --            --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT NEW OPPORTUNITIES FUND
  CLASS IA
  Shares 59,760,365
  Cost $999,465,884
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --   2,601,966,304           --             --            --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 307,466
  Cost $9,085,292
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --      13,356,331           --             --            --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT NEW VALUE FUND
  CLASS IA
  Shares 12,503,473
  Cost $139,318,083
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --    148,291,185            --            --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 102,442
  Cost $1,311,136
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --      1,213,934            --            --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT OTC & EMERGING GROWTH FUND
  CLASS IA
  Shares 4,950,391
  Cost $63,675,767
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --            --     112,819,407           --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 210,909
  Cost $2,782,260
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --            --       4,800,280           --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM RESEARCH FUND
  CLASS IA
  Shares 5,410,055
  Cost $67,742,678
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --            --             --     79,419,609
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 232,627
  Cost $2,948,089
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --            --             --      3,412,641
-------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                   --       5,630,819      1,443,139           --         659,310       155,665
-------------------------------------------------------------------------------------------------------------------------------
 Receivable from fund shares sold       632,546            --             --         56,471            --            --
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS                       474,241,608    450,028,549  2,616,765,774   149,561,590    118,278,997    82,987,915
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Due to Hartford Life Insurance
  Company                               631,523            --             --         56,077            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Payable for fund shares purchased          --       5,604,821      1,438,686           --         663,751       155,386
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                      631,523      5,604,821      1,438,686        56,077        663,751       155,386
-------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE ANNUITY
 CONTRACT LIABILITIES)             $473,610,085   $444,423,728 $2,615,327,088  $149,505,513   $117,615,246   $82,832,529
-------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1999                  Small Cap      Utilities    Vista           Voyager
                                   Value          Growth       Sub-Account     Sub-Account
                                   Sub-Account    and Income
ASSETS                                            Sub-Account
 Investments:
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT SMALL CAP VALUE FUND
  CLASS IA
  Shares 685,439
  Cost $7,029,557
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                     $ 7,066,881   $        --  $          --   $          --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 24,059
  Cost $241,470
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                         247,804            --             --              --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT UTILITIES GROWTH AND INCOME FUND
  CLASS IA
  Shares 25,240,672
  Cost $331,561,067
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --     428,334,208            --              --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 205,705
  Cost $3,543,420
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --       3,486,707            --              --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT VISTA FUND
  CLASS IA
  Shares 15,228,334
  Cost $197,026,952
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --     314,921,952             --
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 199,426
  Cost $3,121,455
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --       4,118,153             --
-------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT VOYAGER FUND
  CLASS IA
  Shares 69,226,003
  Cost $2,168,184,774
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --    4,586,222,714
-------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 393,685
  Cost $18,531,590
-------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --       26,026,499
-------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                73,644            --         336,876             --
-------------------------------------------------------------------------------------------------------------------------------
 Receivable from fund shares sold           --         425,739            --        7,214,771
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS                         7,388,329    432,246,654    319,376,981   4,619,463,984
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Due to Hartford Life Insurance
  Company                                73,652        432,697            --        7,207,404
-------------------------------------------------------------------------------------------------------------------------------
 Payable for fund shares purchased          --             --         337,716             --
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                       73,652        432,697        337,716       7,207,404
-------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE ANNUITY
 CONTRACT LIABILITIES)               $7,314,677   $431,813,957   $319,039,265  $4,612,256,580
-------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                                      Units                    Unit       Contract
                                                                       Owned by                 Price      Liability
                                                                       Participants
-----------------------------------------------------------------------------------------------------------------------------
Deferred annuity contracts in the accumulation period:
-----------------------------------------------------------------------------------------------------------------------------
   Asia Pacific Growth Fund Class IA                                     8,028,722              $17.505074 $  140,543,371
-----------------------------------------------------------------------------------------------------------------------------
   Asia Pacific Growth Fund Class IA-ODBO                                   22,169               17.487776        387,695
-----------------------------------------------------------------------------------------------------------------------------
   Asia Pacific Growth Fund Class IB                                        95,288               21.510869      2,049,725
-----------------------------------------------------------------------------------------------------------------------------
   Asia Pacific Growth Fund Class IA                                         1,792               13.640437         24,446
-----------------------------------------------------------------------------------------------------------------------------
   Diversified Income Fund Class IA                                     22,091,792               12.532208    276,858,929
-----------------------------------------------------------------------------------------------------------------------------
   Diversified Income Fund Class IA-ODBO                                    41,940               12.519748        525,074
-----------------------------------------------------------------------------------------------------------------------------
   Diversified Income Fund Class IB                                        353,561                9.506090      3,360,984
-----------------------------------------------------------------------------------------------------------------------------
   Diversified Income Fund Class IA                                          2,422               10.248057         24,824
-----------------------------------------------------------------------------------------------------------------------------
   George Putnam Fund of Boston Class IA                                14,824,919               10.063218    149,186,387
-----------------------------------------------------------------------------------------------------------------------------
   George Putnam Fund of Boston Class IA-ODBO                              109,775               10.053218      1,103,588
-----------------------------------------------------------------------------------------------------------------------------
   George Putnam Fund of Boston Class IB                                   815,811               10.202363      8,323,203
-----------------------------------------------------------------------------------------------------------------------------
   George Putnam Fund of Boston Class IA                                     4,126               10.185844         42,028
-----------------------------------------------------------------------------------------------------------------------------
   Global Asset Allocation Class IA                                     15,126,264               33.370480    504,770,693
-----------------------------------------------------------------------------------------------------------------------------
   Global Asset Allocation Class IA-ODBO                                     5,104               33.337419        170,163
-----------------------------------------------------------------------------------------------------------------------------
   Global Asset Allocation Class IB                                        226,057               11.214258      2,535,058
-----------------------------------------------------------------------------------------------------------------------------
   Global Growth Fund Class IA                                          40,918,337               40.579891  1,660,461,667
-----------------------------------------------------------------------------------------------------------------------------
   Global Growth Fund Class IA-ODBO                                         22,090               40.539605        895,512
-----------------------------------------------------------------------------------------------------------------------------
   Global Growth Fund Class IB                                             358,559               16.902971      6,060,710
-----------------------------------------------------------------------------------------------------------------------------
   Global Growth Fund Class IA                                                 394               14.430213          5,691
-----------------------------------------------------------------------------------------------------------------------------
   Global Growth Fund Class IA                                                 670               14.434805          9,671
-----------------------------------------------------------------------------------------------------------------------------
   Growth and Income Fund Class IA                                     100,158,425               45.646494  4,571,880,937
-----------------------------------------------------------------------------------------------------------------------------
   Growth and Income Fund Class IA-ODBO                                    142,435               45.601095      6,495,184
-----------------------------------------------------------------------------------------------------------------------------
   Growth and Income Fund Class IB                                       2,276,326               10.439556     23,763,833
-----------------------------------------------------------------------------------------------------------------------------
   Growth and Income Fund Class IA                                           6,096               10.307248         62,838
-----------------------------------------------------------------------------------------------------------------------------
   Growth and Income Fund Class IA                                             386               10.435648          4,031
-----------------------------------------------------------------------------------------------------------------------------
   Growth and Income Fund Class IA                                          46,684               10.310556        481,342
-----------------------------------------------------------------------------------------------------------------------------
   Health Sciences Fund Class IA                                        12,308,375               10.277002    126,493,199
-----------------------------------------------------------------------------------------------------------------------------
   Health Sciences Fund Class IA-ODBO                                       69,177               10.266794        710,227
-----------------------------------------------------------------------------------------------------------------------------
   Health Sciences Fund Class IB                                           524,340               10.202208      5,349,422
-----------------------------------------------------------------------------------------------------------------------------
   Health Sciences Fund Class IA                                            16,983               10.823834        183,819
-----------------------------------------------------------------------------------------------------------------------------
   High Yield Fund Class IA                                             20,314,509               24.798771    503,774,857
-----------------------------------------------------------------------------------------------------------------------------
   High Yield Fund Class IA-ODBO                                            35,500               24.774230        879,482
-----------------------------------------------------------------------------------------------------------------------------
   High Yield Fund Class IB                                                557,275                9.272015      5,167,059
-----------------------------------------------------------------------------------------------------------------------------
   High Yield Fund Class IA                                                  1,013               10.353154         10,489
-----------------------------------------------------------------------------------------------------------------------------
   Income Fund Class IA                                                 16,826,890               20.574405    346,203,245
-----------------------------------------------------------------------------------------------------------------------------
   Income Fund Class IA-ODBO                                                26,396               20.553973        542,552
-----------------------------------------------------------------------------------------------------------------------------
   Income Fund Class IB                                                    507,058                9.924506      5,032,298
-----------------------------------------------------------------------------------------------------------------------------
   Income Fund Class IA                                                      2,588               10.064946         26,046
-----------------------------------------------------------------------------------------------------------------------------
   International Growth Fund Class IA                                   16,044,373               21.164253    339,567,163
-----------------------------------------------------------------------------------------------------------------------------
   International Growth Fund Class IA-ODBO                                  70,676               21.143290      1,494,314
-----------------------------------------------------------------------------------------------------------------------------
   International Growth Fund Class IB                                      559,450               14.994851      8,388,870
-----------------------------------------------------------------------------------------------------------------------------
   International Growth Fund Class IA                                          412               13.202587          5,436
-----------------------------------------------------------------------------------------------------------------------------
   International Growth Fund Class IA                                          137               14.989280          2,056
-----------------------------------------------------------------------------------------------------------------------------
   International Growth Fund Class IA                                        5,356               13.206795         70,730
-----------------------------------------------------------------------------------------------------------------------------
   International Growth and Income Fund Class IA                        14,448,694               15.876443    229,393,867
-----------------------------------------------------------------------------------------------------------------------------
   International Growth and Income Fund Class IA-ODBO                       24,133               15.860687        382,762
-----------------------------------------------------------------------------------------------------------------------------
   International Growth and Income Fund Class IB                           177,593               11.666065      2,071,811
-----------------------------------------------------------------------------------------------------------------------------
   International Growth and Income Fund Class IA                               633               10.699171          6,772
-----------------------------------------------------------------------------------------------------------------------------
   International Growth and Income Fund Class IA                            11,517               10.702604        123,267
-----------------------------------------------------------------------------------------------------------------------------
   International New Opportunities Fund Class IA                         8,346,741               22.467545    187,530,768
-----------------------------------------------------------------------------------------------------------------------------
   International New Opportunities Fund Class IA-ODBO                       15,967               22.445387        358,379
-----------------------------------------------------------------------------------------------------------------------------
   International New Opportunities Fund Class IB                           109,928               19.040832      2,093,126
-----------------------------------------------------------------------------------------------------------------------------
   International New Opportunities Fund Class IA                             2,401               15.150314         36,378
-----------------------------------------------------------------------------------------------------------------------------
   International New Opportunities Fund Class IA                                54               19.033767          1,021
-----------------------------------------------------------------------------------------------------------------------------
   International New Opportunities Fund Class IA                             7,279               15.155127        110,321
-----------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      SA-6

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                                      Units                    Unit       Contract
                                                                       Owned by                 Price      Liability
                                                                       Participants
-----------------------------------------------------------------------------------------------------------------------------
   Investors Fund Class IA                                              30,741,357              $14.669230 $  450,952,040
-----------------------------------------------------------------------------------------------------------------------------
   Investors Fund Class IA-ODBO                                            227,502               14.654665      3,333,964
-----------------------------------------------------------------------------------------------------------------------------
   Investors Fund Class IB                                               1,175,222               13.879211     16,311,156
-----------------------------------------------------------------------------------------------------------------------------
   Investors Fund Class IA                                                  73,722                1.241746         91,544
-----------------------------------------------------------------------------------------------------------------------------
   Investors Fund Class IA                                                     441               13.874033          6,121
-----------------------------------------------------------------------------------------------------------------------------
   Investors Fund Class IA                                                   9,800               12.421449        121,734
-----------------------------------------------------------------------------------------------------------------------------
   Money Market Fund Class IA                                          266,226,784                1.590607    423,462,187
-----------------------------------------------------------------------------------------------------------------------------
   Money Market Fund Class IA-ODBO                                         377,012                1.589043        599,089
-----------------------------------------------------------------------------------------------------------------------------
   Money Market Fund Class IB                                           19,053,195                1.046003     19,929,699
-----------------------------------------------------------------------------------------------------------------------------
   New Opportunities Fund Class IA                                      62,623,770               41.424321  2,594,147,147
-----------------------------------------------------------------------------------------------------------------------------
   New Opportunities Fund Class IA-ODBO                                     58,706               41.383256      2,429,442
-----------------------------------------------------------------------------------------------------------------------------
   New Opportunities Fund Class IB                                         724,639               17.612101     12,762,422
-----------------------------------------------------------------------------------------------------------------------------
   New Opportunities Fund Class IA                                           4,197               14.591299         61,233
-----------------------------------------------------------------------------------------------------------------------------
   New Opportunities Fund Class IA                                          33,737               17.605549        593,965
-----------------------------------------------------------------------------------------------------------------------------
   New Opportunities Fund Class IA                                          13,371               14.595953        195,158
-----------------------------------------------------------------------------------------------------------------------------
   New Value Fund Class IA                                              12,278,279               12.014336    147,515,367
-----------------------------------------------------------------------------------------------------------------------------
   New Value Fund Class IA-ODBO                                             20,328               12.002423        243,982
-----------------------------------------------------------------------------------------------------------------------------
   New Value Fund Class IB                                                 119,266               10.179473      1,214,063
-----------------------------------------------------------------------------------------------------------------------------
   New Value Fund Class IA                                                   1,659               10.369967         17,202
-----------------------------------------------------------------------------------------------------------------------------
   New Value Fund Class IA                                                   9,179               10.373288         95,218
-----------------------------------------------------------------------------------------------------------------------------
   OTC & Emerging Fund Class IA                                          5,011,644               22.292339    111,721,272
-----------------------------------------------------------------------------------------------------------------------------
   OTC & Emerging Fund Class IA-ODBO                                        45,373               22.270202      1,010,475
-----------------------------------------------------------------------------------------------------------------------------
   OTC & Emerging Fund Class IB                                            209,596               22.902047      4,800,176
-----------------------------------------------------------------------------------------------------------------------------
   OTC & Emerging Fund Class IA                                              2,314               16.351294         37,836
-----------------------------------------------------------------------------------------------------------------------------
   Research Fund Class IA                                                4,978,154               15.711958     78,216,554
-----------------------------------------------------------------------------------------------------------------------------
   Research Fund Class IA-ODBO                                              64,987               15.696369      1,020,066
-----------------------------------------------------------------------------------------------------------------------------
   Research Fund Class IB                                                  217,731               15.673577      3,412,618
-----------------------------------------------------------------------------------------------------------------------------
   Research Fund Class IA                                                    6,169               11.830791         72,990
-----------------------------------------------------------------------------------------------------------------------------
   Small Cap Value Fund Class IA                                           676,203               10.251449      6,932,057
-----------------------------------------------------------------------------------------------------------------------------
   Small Cap Value Fund Class IA-ODBO                                        6,157               10.241295         63,052
-----------------------------------------------------------------------------------------------------------------------------
   Small Cap Value Fund Class IB                                            23,907               10.234780        244,685
-----------------------------------------------------------------------------------------------------------------------------
   Small Cap Value Fund Class IA                                               304               10.230953          3,111
-----------------------------------------------------------------------------------------------------------------------------
   Small Cap Value Fund Class IA                                             6,610               10.858126         71,772
-----------------------------------------------------------------------------------------------------------------------------
   Utilities Growth and Income Fund Class IA                            19,114,146               22.360175    427,395,648
-----------------------------------------------------------------------------------------------------------------------------
   Utilities Growth and Income Fund Class IA-ODBO                           18,064               22.337937        403,518
-----------------------------------------------------------------------------------------------------------------------------
   Utilities Growth and Income Fund Class IB                               322,461               10.813043      3,486,782
-----------------------------------------------------------------------------------------------------------------------------
   Utilities Growth and Income Fund Class IA                                   547                9.837365          5,378
-----------------------------------------------------------------------------------------------------------------------------
   Utilities Growth and Income Fund Class IA                                   313                9.840524          3,082
-----------------------------------------------------------------------------------------------------------------------------
   Vista Fund Class IA                                                  14,524,443               21.587416    313,545,204
-----------------------------------------------------------------------------------------------------------------------------
   Vista Fund Class IA-ODBO                                                 36,126               21.566047        779,095
-----------------------------------------------------------------------------------------------------------------------------
   Vista Fund Class IB                                                     267,224               15.410501      4,118,049
-----------------------------------------------------------------------------------------------------------------------------
   Vista Fund Class IA                                                       1,419               13.887315         19,704
-----------------------------------------------------------------------------------------------------------------------------
   Vista Fund Class IA                                                       6,984               13.891759         97,015
-----------------------------------------------------------------------------------------------------------------------------
   Voyager Fund Class IA                                                52,778,506               86.478855  4,564,224,796
-----------------------------------------------------------------------------------------------------------------------------
   Voyager Fund Class IA-ODBO                                               72,256               86.393030      6,242,392
-----------------------------------------------------------------------------------------------------------------------------
   Voyager Fund Class IB                                                 1,521,211               16.722826     25,438,943
-----------------------------------------------------------------------------------------------------------------------------
   Voyager Fund Class IA                                                    35,238               16.716602        589,065
-----------------------------------------------------------------------------------------------------------------------------
   Voyager Fund Class IA                                                    16,860               13.922138        234,722
-----------------------------------------------------------------------------------------------------------------------------
Sub-total:                                                                                                 18,354,310,110
-----------------------------------------------------------------------------------------------------------------------------
Annuity contracts in the annuity period:
-----------------------------------------------------------------------------------------------------------------------------
   Asia Pacific Growth Fund Class IA                                        11,774               17.505073        206,097
-----------------------------------------------------------------------------------------------------------------------------
   Diversified Income Fund Class IA                                         56,359               12.532208        706,305
-----------------------------------------------------------------------------------------------------------------------------
   George Putnam Fund of Boston Class IA                                    32,580               10.063218        327,857
-----------------------------------------------------------------------------------------------------------------------------
   Global Asset Allocation Class IA                                         30,403               33.370480      1,014,572
-----------------------------------------------------------------------------------------------------------------------------
   Global Growth Fund Class IA                                             141,087               40.579891      5,725,283
-----------------------------------------------------------------------------------------------------------------------------
   Growth and Income Fund Class IA                                         284,955               45.646494     13,007,188
-----------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      SA-7

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                                      Units                    Unit       Contract
                                                                       Owned by                 Price      Liability
                                                                       Participants
-----------------------------------------------------------------------------------------------------------------------------
   Health Sciences Fund Class IA                                             1,438              $10.277002  $      14,780
-----------------------------------------------------------------------------------------------------------------------------
   High Yield Fund Class IA                                                 23,621               24.798772        585,767
-----------------------------------------------------------------------------------------------------------------------------
   Income Fund Class IA                                                     33,771               20.574405        694,825
-----------------------------------------------------------------------------------------------------------------------------
   International Growth Fund Class IA                                       36,034               21.164253        762,623
-----------------------------------------------------------------------------------------------------------------------------
   International Growth and Income Fund Class IA                            38,069               15.876443        604,394
-----------------------------------------------------------------------------------------------------------------------------
   International New Opportunities Fund Class IA                            10,008               22.467545        224,855
-----------------------------------------------------------------------------------------------------------------------------
   Investors Fund Class IA                                                 190,434               14.669230      2,793,526
-----------------------------------------------------------------------------------------------------------------------------
   Money Market Fund Class IA                                              272,068                1.590607        432,753
-----------------------------------------------------------------------------------------------------------------------------
   New Opportunities Fund Class IA                                         124,027               41.424321      5,137,721
-----------------------------------------------------------------------------------------------------------------------------
   New Value Fund Class IA                                                  34,932               12.014336        419,681
-----------------------------------------------------------------------------------------------------------------------------
   OTC & Emerging Fund Class IA                                              2,040               22.292339         45,487
-----------------------------------------------------------------------------------------------------------------------------
   Research Fund Class IA                                                    7,020               15.711958        110,301
-----------------------------------------------------------------------------------------------------------------------------
   Utilities Growth and Income Fund Class IA                                23,235               22.360175        519,549
-----------------------------------------------------------------------------------------------------------------------------
   Vista Fund Class IA                                                      22,244               21.587416        480,198
-----------------------------------------------------------------------------------------------------------------------------
   Voyager Fund Class IA                                                   179,543               86.478855     15,526,662
-----------------------------------------------------------------------------------------------------------------------------
Sub-total:                                                                                                     49,340,424
-----------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL:                                                                                              $18,403,650,534
-----------------------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended             Asia Pacific   Diversified  The             Global Asset  Global         Growth          Health
December 31, 1999              Growth         Income       George Putnam   Allocation    Growth         and Income      Sciences
                               Sub-Account    Sub-Account  Fund of Boston  Sub-Account   Sub-Account    Sub-Account     Sub-Account
                                                           Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                      $       --   $20,746,341   $ 3,704,509      $ 9,844,187   $  4,424,055  $ 66,564,980  $   110,969
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------------------------------------------------
  Mortality and expense
   undertakings                   (1,029,107)  (3,643,120)   (1,565,208)      (6,198,235)   (14,519,780)  (61,099,979)  (1,414,934)
------------------------------------------------------------------------------------------------------------------------------------
  Capital gains income                   --           --        209,660       27,622,270     92,127,086   332,181,427          --
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)
   on security transactions        3,372,520      (27,663)      (22,537)       1,374,124      5,846,550    (1,138,423)     (28,666)
------------------------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation
   (depreciation) of investments
   during the period              68,792,412  (15,765,873)   (6,910,385)      16,671,019    562,391,239  (323,924,007)  (2,478,737)
------------------------------------------------------------------------------------------------------------------------------------
  Net gain (loss) on investments  72,164,932  (15,793,536)   (6,932,922)      18,045,143    568,237,789  (325,062,430)  (2,507,403)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                $71,135,825   $1,309,685   $(4,583,961)     $49,313,365   $650,269,150   $12,583,998  $(3,811,368)
------------------------------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended             High Yield    Income         International  International  International  Investors       Money
December 31, 1999              Sub-Account   Sub-Account*   Growth         Growth         New            Sub-Account     Market
                                                            Sub-Account    and Income     Opportunities                Sub-Account
                                                                           Sub-Account    Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                     $ 59,497,439   $ 20,028,362    $       --    $       --       $  35,183     $      --  $ 17,322,804
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
 ....................................................................................................................................
  Mortality and expense
   undertakings                   (6,840,418)    (4,661,105)    (2,787,802)   (2,582,525)    (1,296,333)    (3,637,258)  (4,566,036)
------------------------------------------------------------------------------------------------------------------------------------
  Capital gains income                   --       5,975,488            --            --             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
------------------------------------------------------------------------------------------------------------------------------------
  Net realized (loss) gain
   on security transactions       (1,675,864)      (340,290)     1,426,563     2,015,312      3,852,890         (9,389)         --
------------------------------------------------------------------------------------------------------------------------------------
  Net unrealized (depreciation)
   appreciation of investments
   during the period             (26,169,927)   (33,473,692)   122,393,260    44,768,753     88,295,799     94,977,419          --
------------------------------------------------------------------------------------------------------------------------------------
  Net (loss) gain on investments (27,845,791)   (33,813,982)   123,819,823    46,784,065     92,148,689     94,968,030          --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                $24,811,230   $(12,471,237)  $121,032,021   $44,201,540    $90,887,539    $91,330,772  $12,756,768
------------------------------------------------------------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS (CONTINUED)
------------------------------------------------------------------------------------------------
For the Year Ended            New               New              OTC &             Research
December 31, 1999             Opportunities     Value            Emerging Growth   Sub-Account
                              Fund              Sub-Account      Sub-Account
                              Sub-Account
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                   $           --      $   12,285       $     --        $   149,216
------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------------
  Mortality and expense
   undertakings                  (22,036,093)     (2,036,507)       (494,549)         (559,197)
------------------------------------------------------------------------------------------------
  Capital gains income            22,256,056       2,599,425         291,321         2,100,941
------------------------------------------------------------------------------------------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
------------------------------------------------------------------------------------------------
  Net realized gain (loss)
   on security transactions        5,451,734        (728,466)        (51,111)            3,620
------------------------------------------------------------------------------------------------
  Net unrealized appreciation
   (depreciation) of investments
   during the period           1,039,871,912      (2,677,084)     49,148,909        10,790,437
------------------------------------------------------------------------------------------------
  Net gain (loss) on
   investments                 1,045,323,646      (3,405,550)     49,097,798        10,794,057
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS             $1,045,543,609     $(2,830,347)    $48,894,570       $12,485,017
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
For the Year Ended             Small Cap    Utilities       Vista           Voyager
December 31, 1999              Value        Growth          Sub-Account     Sub-Account
                               Sub-Account  and Income
                                            Sub-Account
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                    $     --     $ 12,574,469     $       --       $ 3,273,531
-----------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------
  Mortality and expense
   undertakings                 (31,728)      (5,634,179)     (2,718,771)     (41,187,764)
-----------------------------------------------------------------------------------------
  Capital gains income           22,625       13,206,014      22,637,128      262,577,634
-----------------------------------------------------------------------------------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
-----------------------------------------------------------------------------------------
  Net realized gain (loss)
   on security transactions     (10,094)       2,108,928          33,227          721,485
-----------------------------------------------------------------------------------------
  Net unrealized appreciation
   (depreciation) of investments
   during the period             43,658      (30,354,945)     83,347,036    1,425,647,055
-----------------------------------------------------------------------------------------
  Net gain (loss) on
   investments                   33,564      (28,246,017)     83,380,263    1,426,368,540
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS               $24,461      $(8,099,713)   $103,298,620   $1,651,031,941
-----------------------------------------------------------------------------------------

*From inception, April 30, 1999, to December 31, 1999.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended             Asia Pacific   Diversified   The             Global Asset  Global         Growth          Health
December 31, 1999              Growth         Income        George Putnam   Allocation    Growth         and Income      Sciences
                               Sub-Account    Sub-Account   Fund of Boston  Sub-Account   Sub-Account    Sub-Account     Sub-Account
                                                            Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment (loss) gain    $ (1,029,107) $  17,103,221  $  2,139,301   $  3,645,952  $ (10,095,725)   $ 5,465,001 $ (1,303,965)
------------------------------------------------------------------------------------------------------------------------------------
  Capital gains income                   --             --        209,660     27,622,270     92,127,086    332,181,427          --
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)
   on security transactions        3,372,520        (27,663)      (22,537)     1,374,124      5,846,550     (1,138,423)     (28,666)
------------------------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation
   (depreciation) of investments
   during the period              68,792,412    (15,765,873)   (6,910,385)    16,671,019    562,391,239   (323,924,007)  (2,478,737)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from operations                71,135,825      1,309,685    (4,583,961)    49,313,365    650,269,150     12,583,998   (3,811,368)
------------------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                        3,806,398     13,537,388    32,216,493      8,047,527     30,766,152    203,654,134   26,786,549
------------------------------------------------------------------------------------------------------------------------------------
  Net transfers                   19,229,603    (10,593,802)   71,992,971    (25,499,112)    (6,965,041)    11,743,160   35,811,929
------------------------------------------------------------------------------------------------------------------------------------
  Surrenders for benefit
   payments and fees              (4,364,403)   (20,757,282)   (6,814,707)   (29,383,107)   (64,786,786)  (313,086,698)  (5,680,853)
------------------------------------------------------------------------------------------------------------------------------------
  Net annuity transactions            90,120        387,231       323,682        288,021        437,345      2,862,757        7,497
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from unit transactions         18,761,718    (17,426,465)   97,718,439    (46,546,671)   (40,548,330)   (94,826,647)  56,925,122
------------------------------------------------------------------------------------------------------------------------------------
  Total increase (decrease)
   in net assets                  89,897,543    (16,116,780)   93,134,478      2,766,694    609,720,820    (82,242,649)  53,113,754
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period             53,313,791    297,592,896    65,848,585    505,723,792  1,063,437,714  4,697,938,002   79,637,693
------------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                 $143,211,334   $281,476,116  $158,983,063   $508,490,486 $1,673,158,534 $4,615,695,353 $132,751,447
------------------------------------------------------------------------------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended             High Yield    Income        International  International  International Investors        Money
December 31, 1999              Sub-Account   Sub-Account*  Growth         Growth         New           Sub-Account      Market
                                                           Sub-Account    and Income     Opportunities                  Sub-Account
                                                                          Sub-Account    Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss) $  52,657,021  $ 15,367,257  $ (2,787,802)  $ (2,582,525)  $ (1,261,150) $ (3,637,258) $  12,756,768
------------------------------------------------------------------------------------------------------------------------------------
  Capital gains income                   --      5,975,488           --             --             --            --             --
------------------------------------------------------------------------------------------------------------------------------------
  Net realized (loss) gain
   on security transactions       (1,675,864)     (340,290)    1,426,563      2,015,312      3,852,890        (9,389)           --
------------------------------------------------------------------------------------------------------------------------------------
  Net unrealized (depreciation)
   appreciation of investments
   during the period             (26,169,927)  (33,473,692)  122,393,260     44,768,753     88,295,799    94,977,419            --
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from operations                24,811,230   (12,471,237)  121,032,021     44,201,540     90,887,539    91,330,772     12,756,768
------------------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                       22,103,736    22,113,474    21,416,671      9,338,394      6,456,992    76,548,331     49,910,299
------------------------------------------------------------------------------------------------------------------------------------
  Net transfers                  (55,561,867)   22,336,019    43,414,707      7,110,189     18,917,457   185,287,199    216,517,696
------------------------------------------------------------------------------------------------------------------------------------
  Surrenders for benefit
   payments and fees             (43,017,635)  (30,504,530)   (8,882,207)   (10,230,215)    (6,103,547)  (16,578,181)  (121,065,526)
------------------------------------------------------------------------------------------------------------------------------------
  Net annuity transactions           (33,122)      113,747       259,824        (68,629)       156,001     1,811,456        274,104
------------------------------------------------------------------------------------------------------------------------------------
  Net (decrease) increase
   in net assets resulting
   from unit transactions        (76,508,888)   14,058,710    56,208,995      6,149,739     19,426,903   247,068,805    145,636,573
------------------------------------------------------------------------------------------------------------------------------------
  Total (decrease) increase
   in net assets                 (51,697,658)    1,587,473   177,241,016     50,351,279    110,314,442   338,399,577    158,393,341
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period            562,115,312   350,911,493   173,050,176    182,231,594     80,040,406   135,210,508    286,030,387
------------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                 $510,417,654  $352,498,966  $350,291,192   $232,582,873   $190,354,848  $473,610,085   $444,423,728
------------------------------------------------------------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

---------------------------------------------------------------------------------------------------------------
For the Year Ended             New                 New                 OTC &                Research
December 31, 1999              Opportunities       Value               Emerging Growth      Sub-Account
                               Sub-Account         Sub-Account         Sub-Account

---------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment (loss) income  $  (22,036,093)     $ (2,024,222)        $  (494,549)         $ (409,981)
---------------------------------------------------------------------------------------------------------------
  Capital gains income              22,256,056         2,599,425             291,321           2,100,941
---------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)
   on security transactions          5,451,734          (728,466)            (51,111)              3,620
---------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation
   (depreciation) of investments
   during the period             1,039,871,912        (2,677,084)         49,148,909          10,790,437
---------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from operations               1,045,543,609        (2,830,347)         48,894,570          12,485,017
---------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                         70,100,418         8,191,732           8,984,358          16,494,882
---------------------------------------------------------------------------------------------------------------
  Net transfers                     33,449,655        (2,806,534)         44,505,495          42,014,115
---------------------------------------------------------------------------------------------------------------
  Surrenders for benefit
   payments and fees               (94,557,079)       (8,355,209)         (1,966,594)         (2,168,283)
---------------------------------------------------------------------------------------------------------------
  Net annuity transactions             839,512            43,123              20,689              95,277
---------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from unit transactions            9,832,506        (2,926,888)         51,543,948          56,435,991
---------------------------------------------------------------------------------------------------------------
  Total increase (decrease)
   in net assets                 1,055,376,115        (5,757,235)        100,438,518          68,921,008
---------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period            1,559,950,973       155,262,748          17,176,728          13,911,521
---------------------------------------------------------------------------------------------------------------
  END OF PERIOD                 $2,615,327,088      $149,505,513        $117,615,246         $82,832,529
---------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
For the Year Ended                  Small Cap         Utilities             Vista            Voyager
December 31, 1999                   Value             Growth                Sub-Account      Sub-Account
                                    Sub-Account       and Income
                                                      Sub-Account
------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment (loss) income       $  (31,728)       $  6,940,290        $ (2,718,771)     $  (37,914,233)
------------------------------------------------------------------------------------------------------------
  Capital gains income                   22,625          13,206,014          22,637,128         262,577,634
------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)
   on security transactions             (10,094)          2,108,928              33,227             721,485
------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation
   (depreciation) of investments
   during the period                     43,658         (30,354,945)         83,347,036       1,425,647,055
------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from operations                       24,461          (8,099,713)        103,298,620       1,651,031,941
------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                           1,292,420          17,307,803          16,637,471         148,997,226
------------------------------------------------------------------------------------------------------------
  Net transfers                       6,150,077           6,544,954          28,831,699         120,612,605
------------------------------------------------------------------------------------------------------------
  Surrenders for benefit
   payments and fees                   (152,281)        (33,444,261)        (12,112,147)       (189,360,075)
------------------------------------------------------------------------------------------------------------
  Net annuity transactions                   --              71,129             119,647           2,330,058
------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from unit transactions             7,290,216          (9,520,375)         33,476,670          82,579,814
------------------------------------------------------------------------------------------------------------
  Total increase (decrease)
   in net assets                      7,314,677         (17,620,088)        136,775,290       1,733,611,755
------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period                        --         449,434,045         182,263,975       2,878,644,825
-----------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $7,314,677        $431,813,957        $319,039,265      $4,612,256,580
-----------------------------------------------------------------------------------------------------------

*From inception, April 30, 1999, to December 31, 1999.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
---------------------------------------------------------------------------------------------------------
For the Year Ended              Asia Pacific       Diversified          The                Global Asset
December 31, 1998               Growth             Income               George Putnam      Allocation
                                Sub-Account        Sub-Account          Fund of Boston     Sub-Account
                                                                        Sub-Account*
---------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)  $  1,983,854        $  7,773,682           $ 290,393        $  3,657,599
---------------------------------------------------------------------------------------------------------
  Capital gains income                   --            5,008,700                 --           44,644,942
---------------------------------------------------------------------------------------------------------
  Net realized (loss) gain
   on security transactions       (2,643,384)            (10,560)                (77)         (1,101,556)
---------------------------------------------------------------------------------------------------------
  Net unrealized (depreciation)
   appreciation of investments
   during the period              (4,019,185)        (21,217,526)          2,842,929           5,910,330
---------------------------------------------------------------------------------------------------------
  Net (decrease) increase
   in net assets resulting
   from operations                (4,678,715)         (8,445,704)          3,133,245          53,111,315
---------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                        3,701,343          33,956,636          22,958,516          24,919,757
---------------------------------------------------------------------------------------------------------
  Net transfers                  (11,415,291)         17,449,089          40,402,664          (3,015,745)
---------------------------------------------------------------------------------------------------------
  Surrenders for benefit
   payments and fees              (2,634,973)        (15,560,109)           (660,976)        (20,755,078)
---------------------------------------------------------------------------------------------------------
  Net annuity transactions             7,452             108,092              15,136              38,867
---------------------------------------------------------------------------------------------------------
  Net (decrease) increase
   in net assets resulting
   from unit transactions        (10,341,469)         35,953,708          62,715,340           1,187,801
---------------------------------------------------------------------------------------------------------
  Total (decrease) increase
   in net assets                 (15,020,184)         27,508,004          65,848,585          54,299,116
---------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period             68,333,975         270,084,892                 --          451,424,676
---------------------------------------------------------------------------------------------------------
  END OF PERIOD                  $53,313,791        $297,592,896         $65,848,585        $505,723,792
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
For the Year Ended                   Global              Growth                Health
December 31, 1998                    Growth              and Income            Sciences
                                     Sub-Account         Sub-Account           Sub-Account*

--------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)        $ 10,660,832         $ 9,588,435          $ (265,972)
--------------------------------------------------------------------------------------------
  Capital gains income                 119,580,624         449,520,386                 --
--------------------------------------------------------------------------------------------
  Net realized (loss) gain
   on security transactions             (2,048,000)         (2,692,306)            (40,455)
--------------------------------------------------------------------------------------------
  Net unrealized (depreciation)
   appreciation of investments
   during the period                   103,901,524          87,694,015           7,606,308
--------------------------------------------------------------------------------------------
  Net (decrease) increase
   in net assets resulting
   from operations                     232,094,980         544,110,530           7,299,881
--------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                             40,146,277         391,563,606          26,776,582
--------------------------------------------------------------------------------------------
  Net transfers                        (16,693,380)        178,476,225          46,345,740
--------------------------------------------------------------------------------------------
  Surrenders for benefit
   payments and fees                   (42,527,743)       (203,033,706)           (791,265)
--------------------------------------------------------------------------------------------
  Net annuity transactions                 780,680           3,076,200               6,755
--------------------------------------------------------------------------------------------
  Net (decrease) increase
   in net assets resulting
   from unit transactions              (18,294,166)        370,082,325          72,337,812
--------------------------------------------------------------------------------------------
  Total (decrease) increase
   in net assets                       213,800,814         914,192,855          79,637,693
--------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period                  849,636,900       3,783,745,147                 --
--------------------------------------------------------------------------------------------
  END OF PERIOD                     $1,063,437,714      $4,697,938,002         $79,637,693
--------------------------------------------------------------------------------------------

*From inception, April 29, 1998, to December 31, 1998.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
For the Year Ended             High Yield          Income              International         International
December 31, 1998              Sub-Account         Sub-Account***      Growth                Growth
                                                                       Sub-Account           and Income
                                                                                             Sub-Account

-----------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss) $  37,390,576        $  9,107,847        $ (1,215,665)          $ 123,840
-----------------------------------------------------------------------------------------------------------
  Capital gains income             7,154,195             339,070                 --            6,025,944
-----------------------------------------------------------------------------------------------------------
  Net realized (loss) gain
   on security transactions         (441,473)               (333)            925,343           1,131,061
-----------------------------------------------------------------------------------------------------------
  Net unrealized (depreciation)
   appreciation of investments
   during the period             (87,363,215)          8,314,527          16,747,707           4,828,897
-----------------------------------------------------------------------------------------------------------
  Net (decrease) increase
   in net assets resulting
   from operations               (43,259,917)         17,761,111          16,457,385          12,109,742
-----------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                       72,624,888          37,202,879          33,867,169          28,578,698
-----------------------------------------------------------------------------------------------------------
  Net transfers                   12,770,669          83,756,988          46,801,653          30,062,010
-----------------------------------------------------------------------------------------------------------
  Surrenders for benefit
   payments and fees             (33,136,210)        (21,228,886)         (3,887,820)         (5,364,128)
-----------------------------------------------------------------------------------------------------------
  Net annuity transactions            51,619             379,477             185,497             110,000
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from unit transactions         52,310,966         100,110,458          76,966,499          53,386,580
-----------------------------------------------------------------------------------------------------------
  Total increase (decrease)
   in net assets                   9,051,049         117,871,569          93,423,884          65,496,322
-----------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period            553,064,263         233,039,924          79,626,292         116,735,272
-----------------------------------------------------------------------------------------------------------
  END OF PERIOD                 $562,115,312        $350,911,493        $173,050,176        $182,231,594
-----------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
------------------------------------------------------------------------------------------
For the Year Ended                     International      Investors          Money
December 31, 1998                      New                Sub-Account*       Market
                                       Opportunities                         Sub-Account
                                       Sub-Account

------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)         $ (885,013)        $  (329,888)       $  8,443,527
------------------------------------------------------------------------------------------
  Capital gains income                        --                  --                  --
------------------------------------------------------------------------------------------
  Net realized (loss) gain
   on security transactions               643,101               9,797                 --
------------------------------------------------------------------------------------------
  Net unrealized (depreciation)
   appreciation of investments
   during the period                   10,000,358          16,426,490                 --
------------------------------------------------------------------------------------------
  Net (decrease) increase
   in net assets resulting
   from operations                      9,758,446          16,106,399           8,443,527
------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                             8,986,296          36,748,793          69,440,184
------------------------------------------------------------------------------------------
  Net transfers                                22          83,171,689          84,802,844
------------------------------------------------------------------------------------------
  Surrenders for benefit
   payments and fees                   (2,835,620)         (1,228,854)        (57,809,657)
------------------------------------------------------------------------------------------
  Net annuity transactions                  5,654             412,481             105,102
------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from unit transactions               6,156,352         119,104,109          96,538,473
------------------------------------------------------------------------------------------
  Total increase (decrease)
   in net assets                       15,914,798         135,210,508         104,982,000
------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period                  64,125,608                 --          181,048,387
------------------------------------------------------------------------------------------
  END OF PERIOD                       $80,040,406        $135,210,508        $286,030,387
------------------------------------------------------------------------------------------

  *From inception, April 29, 1998, to December 31, 1998.
***Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
----------------------------------------------------------------------------------------------------------
For the Year Ended             New                 New                  OTC &               Research
December 31, 1998              Opportunities       Value                Emerging Growth     Sub-Account**
                               Sub-Account         Sub-Account          Sub-Account*

----------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment (loss) income  $  (18,820,230)        $ 778,978           $ (63,507)           $ (4,105)
----------------------------------------------------------------------------------------------------------
  Capital gains income              18,663,729         2,710,447                 --                1,054
----------------------------------------------------------------------------------------------------------
  Net realized (loss) gain
   on security transactions         (5,582,249)          (77,945)             (5,586)                (25)
----------------------------------------------------------------------------------------------------------
  Net unrealized appreciation
   (depreciation) of investments
   during the period               284,218,314         3,462,804           2,012,751           1,351,047
----------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from operations                 278,479,564         6,874,284           1,943,658           1,347,971
----------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                        100,408,112        24,038,360           4,950,556           1,647,789
----------------------------------------------------------------------------------------------------------
  Net transfers                     18,404,946        11,223,213          10,400,668          10,968,597
----------------------------------------------------------------------------------------------------------
  Surrenders for benefit
   payments and fees               (50,246,741)       (5,866,336)           (118,154)            (52,836)
----------------------------------------------------------------------------------------------------------
  Net annuity transactions             103,931            42,793                 --                  --
----------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from unit transactions           68,670,248        29,438,030          15,233,070          12,563,550
----------------------------------------------------------------------------------------------------------
  Total increase (decrease)
   in net assets                   347,149,812        36,312,314          17,176,728          13,911,521
----------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period            1,212,801,161       118,950,434                 --                  --
----------------------------------------------------------------------------------------------------------
  END OF PERIOD                 $1,559,950,973      $155,262,748         $17,176,728         $13,911,521
----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
For the Year Ended                   Utilities           Vista               Voyager
December 31, 1998                    Growth              Sub-Account         Sub-Account
                                     and Income
                                     Sub-Account
--------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment (loss) income        $  5,455,978        $ (1,899,386)     $  (28,562,774)
--------------------------------------------------------------------------------------------
  Capital gains income                  18,737,853                 --          139,641,873
--------------------------------------------------------------------------------------------
  Net realized (loss) gain
   on security transactions                (18,444)           (244,730)         (6,215,151)
--------------------------------------------------------------------------------------------
  Net unrealized appreciation
   (depreciation) of investments
   during the period                    26,881,495          24,961,915         407,773,124
--------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from operations                      51,056,882          22,817,799         512,637,072
--------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
  Purchases                             35,162,888          35,890,384         199,996,300
--------------------------------------------------------------------------------------------
  Net transfers                         29,486,383          30,156,192          84,727,443
--------------------------------------------------------------------------------------------
  Surrenders for benefit
   payments and fees                   (20,582,321)         (4,767,016)       (106,034,590)
--------------------------------------------------------------------------------------------
  Net annuity transactions                 138,914             171,740           1,865,032
--------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from unit transactions               44,205,864          61,451,300         180,554,185
--------------------------------------------------------------------------------------------
  Total increase (decrease)
   in net assets                        95,262,746          84,269,099         693,191,257
--------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period                  354,171,299          97,994,876       2,185,453,568
--------------------------------------------------------------------------------------------
  END OF PERIOD                       $449,434,045        $182,263,975      $2,878,644,825
--------------------------------------------------------------------------------------------

 *From inception, April 29, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
December 31, 1999

1.   ORGANIZATION:
Putnam Capital Manager Trust Separate Account Two (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in the various mutual funds (the Funds) as directed by the contractowners.

2.   SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

D) SECURITY CLASS -- Putnam Variable Trust consists of a series of funds, each of which is represented by a separate series of class IA shares and class IB shares.

Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IA .40% are for Company employees only.

Class IB shares are offered at net asset value and pay an ongoing distribution fee.

E) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) MORTALITY AND EXPENSE UNDERTAKINGS -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets.

B) DEDUCTION OF ANNUAL MAINTENANCE FEES -- Annual maintenance fees are deducted through termination of units of interest from applicable contractowners' accounts, in accordance with the terms of the contracts. In addition, certain other charges may apply based on the characteristics of the underlying contract. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with statutory accounting practices as described in Note 2.


Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        AS OF DECEMBER 31,
------------------------------------------------------------------------------------------------
                                                                      1999              1998
------------------------------------------------------------------------------------------------
ASSETS
  Bonds                                                            $ 1,465,815       $ 1,453,792
  Common stocks                                                         42,430            40,650
  Mortgage loans                                                        63,784            59,548
  Policy loans                                                          59,429            47,212
  Cash and short-term investments                                      267,579           469,955
------------------------------------------------------------------------------------------------
  Other invested assets                                                  2,892             2,188
------------------------------------------------------------------------------------------------
  Total cash and invested assets                                     1,901,929         2,073,345
  Investment income due and accrued                                     21,069            20,126
  Other assets                                                          39,576            45,691
  Separate account assets                                           44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate reserves for future benefits                           $   591,621       $   579,140
  Policy and contract claim liabilities                                  7,677             5,667
  Liability for premium and other deposit funds                      1,969,262         2,011,672
  Asset valuation reserve                                                4,935            21,782
  Payable to affiliates                                                 14,084            19,271
  Accrued expense allowances and other amounts due from
   separate accounts                                                (1,377,927)       (1,173,513)
  Remittances and items not allocated                                  111,582            87,449
  Other liabilities                                                    118,464           111,182
  Separate account liabilities                                      44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        46,304,740        34,538,928
------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common stock                                                           2,500             2,500
  Gross paid-in and contributed surplus                                226,043           226,043
  Unassigned funds                                                     294,333           247,969
------------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS           522,876           476,512
------------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and annuity considerations                              $  621,789   $  469,343   $  296,645
  Annuity and other fund deposits                                   2,991,363    2,051,251    1,981,246
  Net investment income                                               122,322      129,982      102,285
  Commissions and expense allowances on reinsurance ceded             379,905      444,241      396,921
  Reserve adjustment on reinsurance ceded                           1,411,342    3,185,590    3,672,076
  Fee income                                                          647,565      448,260      290,675
  Other revenues                                                          842        9,930       (2,043)
-------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES        6,175,128    6,738,597    6,737,805
-------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and annuity benefits                                           47,372       43,152       65,961
  Disability and other benefits                                         6,270        6,352        7,532
  Surrenders and other fund withdrawals                             1,250,813      739,663      454,417
  Commissions                                                         467,338      435,994      470,334
  Increase (Decrease) in aggregate reserves for future
   benefits                                                            12,481      (10,711)      33,213
  (Decrease) Increase in liability for premium and other
   deposit funds                                                      (47,852)     218,642      640,840
  General insurance expenses                                          192,196      190,979       77,237
  Net transfers to separate accounts                                4,160,501    4,956,007    4,914,980
  Other expenses                                                       35,385       22,091       15,671
-------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES        6,124,504    6,602,169    6,680,185
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS
  Before federal income tax (benefit) expense                          50,624      136,428       57,620
  Federal income tax (benefit) expense                                (10,231)      35,887      (14,878)
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS                                               60,855      100,541       72,498
  Net realized capital (losses) gains, after tax                      (36,428)       2,085        1,544
-------------------------------------------------------------------------------------------------------
                                                  NET INCOME       $   24,427   $  102,626   $   74,042
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------


                                                                        FOR THE YEARS ENDED
                                                                            DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                     1999       1998       1997
-------------------------------------------------------------------------------------------------
COMMON STOCK
  Beginning and end of year                                        $  2,500   $  2,500   $  2,500
-------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
  Beginning and end of year                                         226,043    226,043    226,043
-------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, beginning of year                                        247,969    143,257     74,570
  Net income                                                         24,427    102,626     74,042
  Change in net unrealized capital gains on common stocks
   and other invested assets                                          2,258      1,688      2,186
  Change in asset valuation reserve                                  16,847     (8,112)    (6,228)
  Change in non-admitted assets                                       6,557     (1,277)    (1,313)
  Credit on reinsurance ceded                                        (3,725)     9,787         --
-------------------------------------------------------------------------------------------------
  Balance, end of year                                              294,333    247,969    143,257
-------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
  End of year                                                      $522,876   $476,512   $371,800
-------------------------------------------------------------------------------------------------


 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and annuity considerations                              $3,613,217   $2,520,655   $2,277,874
  Net investment income                                               122,998      127,425      101,991
  Fee income                                                          647,565      448,260      290,675
  Other income                                                      1,799,323    3,644,704    4,091,043
-------------------------------------------------------------------------------------------------------
    Total income                                                    6,183,103    6,741,044    6,761,583
-------------------------------------------------------------------------------------------------------
  Benefits paid                                                     1,303,801      790,051      529,733
  Federal income tax (recoveries) payments                             (8,815)      25,780      (14,499)
  Net transfers to separate accounts                                4,364,914    5,222,144    5,199,354
  Other expenses                                                      669,525      626,240      547,692
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                     6,329,425    6,664,215    6,262,280
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES         (146,322)      76,829      499,303
-------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                                               753,358      633,926      614,413
  Common stocks                                                           939       34,010       11,481
  Mortgage loans                                                       53,704       85,275           --
  Other                                                                 1,490       19,990          152
-------------------------------------------------------------------------------------------------------
                                     NET INVESTMENT PROCEEDS          809,491      773,201      626,046
-------------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                               804,947      586,913      848,267
  Common stocks                                                           464        7,012       28,302
  Mortgage loans                                                       57,665       59,702       85,103
  Other                                                                14,211       11,847       26,227
-------------------------------------------------------------------------------------------------------
                                  TOTAL INVESTMENTS ACQUIRED          877,287      665,474      987,899
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES       $  (67,796)  $  107,727   $ (361,853)
-------------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash provided (used)                                       11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY (USED FOR) FINANCING
                                AND MISCELLANEOUS ACTIVITIES           11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and short-term investments           (202,376)     160,523      132,602
Cash and short-term investments, beginning of year                    469,955      309,432      176,830
-------------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $  267,579   $  469,955   $  309,432
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 1999
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI.

In 1998, the Company changed its name to Hartford Life and Annuity Insurance Company from ITT Hartford Life and Annuity Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. When policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes or required under GAAP;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;


(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as available-for-sale and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and


(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:


                                         1999          1998          1997
                                     ----------------------------------------
GAAP Net Income                      $    75,654   $    74,525   $    58,050
Deferral and amortization of policy
 acquisition costs, net                 (272,171)     (331,882)     (345,657)
Change in unearned revenue reserve       (64,915)       23,118         4,058
Deferred taxes                            57,833         2,476        47,092
Separate account expense allowance       214,388       259,287       282,818
Asset impairments and write-downs        (17,250)       17,250            --
Benefit reserve adjustment                11,491         5,360        24,666
Gain on commutation of reinsurance
 (Note 4)                                     --        52,026            --
Prepaid reinsurance premium               (3,524)           --            --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,207           466         3,015
                                     ----------------------------------------
               STATUTORY NET INCOME  $    24,427   $   102,626   $    74,042
                                     ----------------------------------------
GAAP Stockholder's Equity            $   676,428   $   648,097   $   570,469
Deferred policy acquisition costs     (1,887,824)   (1,615,653)   (1,283,771)
Unearned revenue reserve                  95,965       160,951       134,789
Deferred taxes                           122,105        68,936        64,522
Separate account expense allowance     1,398,030     1,183,642       924,355
Asset impairments and write-downs             --        17,250            --
Unrealized losses (gains) on
 investments                              26,292       (24,955)      (21,451)
Benefit reserve adjustment                81,111        69,233        16,378
Asset valuation reserve                   (4,935)      (21,782)      (13,670)
Adjustment relating to Lyndon
 contribution (Note 4)                        --            --       (23,671)
Prepaid reinsurance premium               (7,728)       (4,204)           --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,718        (5,003)        3,850
                                     ----------------------------------------
      STATUTORY CAPITAL AND SURPLUS  $   522,876   $   476,512   $   371,800
                                     ----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from

2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1999 (including general and separate account liabilities) is as follows:

                                                                             % of
                                                                 Amount     Total
                                                              --------------------
Subject to discretionary withdrawal:
                                                              --------------------
With market value adjustment                                  $     4,564      0.0%
At book value less current surrender charge of 5% or more       1,427,302      3.2%
At market value                                                42,431,996     95.4%
                                                              --------------------
Total with adjustment or at market value                       43,863,862     98.6%

At book value without adjustment (minimal or no charge or
 adjustment):                                                     573,583      1.3%

Not subject to discretionary withdrawal:                           34,816      0.1%
                                                              --------------------
Total, gross                                                   44,472,261    100.0%
Reinsurance ceded                                                      --
                                                              ------------
Total, net                                                    $44,472,261
                                                              ------------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $4,935 and $21,782 as of December 31, 1999 and 1998, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage sold. The IMR balance as of December 31, 1999 is an asset balance of $981 and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The IMR balance as of December 31, 1998 is a liability balance of $452 and is reflected as an other liability. The net capital (losses) gains transferred to the IMR in 1999, 1998 and 1997 were $(1,255), $852 and $(719), respectively. The amount of income (expense) amortized from the IMR in 1999, 1998 and 1997 included in the Company's Statements of Operations, was $178, $(207), and $(85), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles in March 1998. The proposed effective date for this statutory accounting guidance is January 1, 2001. It is expected that Connecticut, the Company's domiciliary state, will adopt these accounting standards and, therefore, the Company will make the necessary accounting and reporting changes required for implementation. The Company has not yet determined the impact that these new accounting standards will have on its statutory basis financial statements.

3. INVESTMENTS:

  (A) COMPONENTS OF NET INVESTMENT INCOME

                                                                1999       1998      1997
                                                              -----------------------------
Interest income from bonds and short-term investments         $113,646   $123,370   $100,475
Interest income from policy loans                                3,494      3,133     1,958
Interest and dividends from other investments                    6,371      4,482     1,005
                                                              -----------------------------
Gross investment income                                        123,511    130,985   103,438
Less: investment expenses                                        1,189      1,003     1,153
                                                              -----------------------------
                                       NET INVESTMENT INCOME  $122,322   $129,982   $102,285
                                                              -----------------------------

  (B) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                1999       1998      1997
                                                              -----------------------------
Gross unrealized capital gains                                $    561   $ 10,905   $23,357
Gross unrealized capital losses                                 (6,441)      (833)   (1,906)
                                                              -----------------------------
Net unrealized capital (losses) gains                           (5,880)    10,072    21,451
Balance, beginning of year                                      10,072     21,451     7,979
                                                              -----------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS  $(15,952)  $(11,379)  $13,472
                                                              -----------------------------

  (C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                               1999     1998      1997
                                                              --------------------------
Gross unrealized capital gains                                $2,508   $ 2,204   $   537
Gross unrealized capital losses                                  (24)   (1,871)   (1,820)
                                                              --------------------------
Net unrealized capital gains (losses)                          2,484       333    (1,283)
Balance, beginning of year                                       333    (1,283)   (3,447)
                                                              --------------------------
     CHANGE IN NET UNREALIZED CAPITAL GAINS ON COMMON STOCKS  $2,151   $ 1,616   $ 2,164
                                                              --------------------------

  (D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                1999      1998     1997
                                                              --------------------------
Bonds and short-term investments                              $(37,959)  $1,314   $ (120)
Common stocks                                                      104    1,624      421
Other invested assets                                              172       (1)    (307)
                                                              --------------------------
Realized capital (losses) gains                                (37,683)   2,937       (6)
Capital gains benefit                                               --       --     (831)
                                                              --------------------------
Net realized capital (losses) gains                            (37,683)   2,937      825
Less: amounts transferred to the IMR                            (1,255)     852     (719)
                                                              --------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS  $(36,428)  $2,085   $1,544
                                                              --------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $1,367,027, $1,354,563 and $1,435,820, gross realized capital gains of $1,106, $1,705, and
$964 and gross realized capital losses of $39,065, $391, and $1,084, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $939, $33,088, and $10,168, gross realized capital gains of $115, $1,688, and $421 and gross realized capital losses of $11, $64, and $0, respectively.

  (E) DERIVATIVE INVESTMENTS

The Company had no significant derivative holdings as of December 31, 1999, 1998 or 1997.

  (F) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 1999.

  (G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,768     $  1      $   (37)   $    4,732
  -- Guaranteed and sponsored -- asset backed                         170,746       --           --       170,746
  States, municipalities and political subdivisions                    10,401       --          (48)       10,353
  International governments                                             7,351       94          (15)        7,430
  Public utilities                                                     18,413       92          (73)       18,432
  All other corporate -- excluding asset-backed                       592,233      374       (6,194)      586,413
  All other corporate -- asset-backed                                 539,688       --           --       539,688
  Short-term investments                                              228,105       --           --       228,105
  Certificates of deposit                                               5,158       --          (74)        5,084
  Parents, subsidiaries and affiliates                                117,057       --           --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920     $561      $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,562     $1,105     $   (24)    $ 5,643
    Common stock -- affiliated                                      35,384      1,403          --      36,787
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $39,946     $2,508     $   (24)    $42,430
                                                                   --------------------------------------------


                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,982   $    35      $  (2)    $    5,015
  -- Guaranteed and sponsored -- asset-backed                          75,615        --         --         75,615
States, municipalities and political subdivisions                      10,402       415         --         10,817
International governments                                               7,466       568         --          8,034
Public utilities                                                       94,475     1,330        (39)        95,766
All other corporate -- excluding asset-backed                         607,679     8,473       (792)       615,360
All other corporate -- asset-backed                                   505,900        --         --        505,900
Short-term investments                                                343,783        --         --        343,783
Certificates of deposit                                               130,216        84         --        130,300
Parents, subsidiaries and affiliates                                  117,057        --         --        117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,897,575   $10,905      $(833)    $1,907,647
                                                                   ----------------------------------------------


                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,933     $  290     $   (50)    $ 5,173
    Common stock -- affiliated                                      35,384      1,914      (1,821)     35,477
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $40,317     $2,204     $(1,871)    $40,650
                                                                   --------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1999 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                      Amortized     Estimated
             Maturity                    Cost       Fair Value
                                     --------------------------
One year or less                      $  545,290    $  543,397
Over one year through five years         692,881       690,476
Over five years through ten years        370,835       369,548
Over ten years                            84,914        84,619
                                     --------------------------
                              TOTAL   $1,693,920    $1,688,040
                                     --------------------------

Bonds with a carrying value of $10,457 were on deposit as of December 31, 1999 with various regulatory authorities as required.

  (H) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):


                                                           1999 1998
                                     ------------------------------------------------------
                                       Carrying     Estimated      Carrying     Estimated
                                        Amount      Fair Value      Amount      Fair Value
                                     ------------------------------------------------------
ASSETS
  Bonds and short-term investments      $1,694        $1,688        $1,898        $1,908
  Common stocks                             42            42            41            41
  Policy loans                              59            59            47            47
  Mortgage loans                            64            64            60            60
  Other invested assets                      3             3             2             2
LIABILITIES
  Deposit funds and other benefits      $2,051        $2,017        $2,078        $2,053


The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 1999 and 1998.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

1999                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  784,502     $    53     $  (192,934)   $  591,621
Policy and Contract Claim
 Liabilities                          $    7,827     $   203     $      (353)   $    7,677

Premium and Annuity Considerations    $  674,219     $ 1,261     $   (53,691)   $  621,789
Annuity and Other Fund Deposits       $6,195,917     $    --     $(3,204,554)   $2,991,363
Death, Annuity, Disability and
 Other Benefits                       $   65,251     $ 1,104     $   (12,713)   $   53,642
Surrenders                            $2,541,449     $    --     $(1,290,636)   $1,250,813

1998                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  713,375     $    50     $  (134,285)   $  579,140
Policy and Contract Claim
 Liabilities                          $    5,895     $    85     $      (313)   $    5,667

Premium and Annuity Considerations    $  483,328     $24,954     $   (38,939)   $  469,343
Annuity and Other Fund Deposits       $6,461,470     $    --     $(4,410,219)   $2,051,251
Death, Annuity, Disability and
 Other Benefits                       $   64,331     $ 1,574     $   (16,401)   $   49,504
Surrenders                            $1,481,797     $    --     $  (742,134)   $  739,663

1997                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Premium and Annuity Considerations    $  266,427     $51,630     $   (21,412)   $  296,645
Annuity and Other Fund Deposits       $6,515,347     $    --     $(4,534,101)   $1,981,246
Death, Annuity, Disability and
 Other Benefits                       $   79,779     $   839     $    (7,126)   $   73,492
Surrenders                            $  882,094     $    --     $  (427,677)   $  454,417

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. The Hartford and its non-life subsidiaries filed a single consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. The life insurance companies filed a separate consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. Federal income taxes (received) paid by the Company for operations and capital gains (losses) were $(8,815), $25,780, and $(14,499) in 1999, 1998 and 1997, respectively. The effective tax rate was (73)%, 27%, and
(28)% in 1999, 1998 and 1997, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains(losses)) at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                                              1999   1998   1997
                                                              ------------------
Tax provision at U.S. Federal Statutory rate                  $ 5    $48    $ 20
Tax deferred acquisition costs                                 31     25      25
Statutory to tax reserve differences                           (7)     8       1
Investments                                                   (31)   (60)    (61)
Other                                                          (8)    15      (1)
                                                              ------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE  $(10)  $36    $(16)
                                                              ------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1999, 1998 or 1997. The amount available for dividend in 2000 is approximately $60,855.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $762, $1,045 and $840 for 1999, 1998 and 1997, respectively.


Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 1999, 1998 or 1997.


The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of HLI or certain other investments, are matched to a limit of 3% of compensation.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $44.9 billion and $32.9 billion as of December 31, 1999 and 1998, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $493 million, $363 million, and $252 million in 1999, 1998 and 1997, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

  (A) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

  (B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $523, $1,043 and $1,544 in 1999, 1998, and 1997, respectively, of which $318, $995, and $548 in 1999, 1998 and 1997, respectively were estimated to be creditable against premium taxes.

  (C) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. As of March 31, 2000, the audit was in its initial stage and no material issues had been raised.

                                    PART C

                                OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b) (1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2) Not applicable.

          (3) (a) Principal Underwriter Agreement.(2)

          (3) (b) Form of Dealer Agreement.(2)

          (4) Form of Individual Flexible Premium Variable Annuity Contract.(1)

          (5) Form of Application.(1)

          (6) (a) Certificate of Incorporation of Hartford.(3)

          (6) (b) Bylaws of Hartford.(2)

          (7) Not applicable.

          (8) Not applicable.

          (9) Opinion and Consent of Lynda Godkin, General Counsel.

         (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

         (11) No financial statements are omitted.

         (12) Not applicable.

--------
        (1) Incorporated by reference to Post-Effective No. 4, to the Registration Statement File No. 33-60702, dated May 1, 1995.

        (2) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 33-60702, dated May 1, 1996.

        (3) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 33-60702, filed on April 14, 1998.

         (13) Not applicable.

         (14) Not applicable.

         (15) Copy of Power of Attorney.

         (16) Organizational Chart.


Item 25.   Directors and Officers of the Depositor

--------------------------------------------- ----------------------------------------------------------------------
NAME                                          POSITION WITH HARTFORD
--------------------------------------------- ----------------------------------------------------------------------
David A. Carlson                              Vice President
--------------------------------------------- ----------------------------------------------------------------------
Peter W. Cummins                              Senior Vice President
--------------------------------------------- ----------------------------------------------------------------------
Bruce W. Ferris                               Vice President
--------------------------------------------- ----------------------------------------------------------------------
Timothy M. Fitch                              Vice President & Actuary
--------------------------------------------- ----------------------------------------------------------------------
Mary Jane B. Fortin                           Vice President & Chief Accounting Officer
--------------------------------------------- ----------------------------------------------------------------------
David T. Foy                                  Senior Vice President, Chief Financial Officer and Treasurer,
                                              Director*
--------------------------------------------- ----------------------------------------------------------------------
Lynda Godkin                                  Senior Vice President, General Counsel, and Corporate Secretary,
                                              Director*
--------------------------------------------- ----------------------------------------------------------------------
Lois W. Grady                                 Senior Vice President
--------------------------------------------- ----------------------------------------------------------------------
Stephen T. Joyce                              Senior Vice President
--------------------------------------------- ----------------------------------------------------------------------
Michael D. Keeler                             Vice President
--------------------------------------------- ----------------------------------------------------------------------
Robert A. Kerzner                             Senior Vice President
--------------------------------------------- ----------------------------------------------------------------------
Thomas M. Marra                               President, Director*
--------------------------------------------- ----------------------------------------------------------------------
Steven L. Matthiesen                          Vice President
--------------------------------------------- ----------------------------------------------------------------------
Deanne Osgood                                 Vice President
--------------------------------------------- ----------------------------------------------------------------------
Craig R. Raymond                              Senior Vice President and Chief Actuary
--------------------------------------------- ----------------------------------------------------------------------
Lowndes A. Smith                              Chief Executive Officer, Director*
--------------------------------------------- ----------------------------------------------------------------------
John C. Walters                               Executive Vice President
--------------------------------------------- ----------------------------------------------------------------------
David M. Znamierowski                         Senior Vice President and Chief Investment Officer, Director*
--------------------------------------------- ----------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes election to Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

              Filed herewith as Exhibit 16.

Item 27.      Number of Contract Owners

              As of January 31, 2000, there were 245,081 Contract Owners.


Item 28.      Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account One
              Hartford Life Insurance Company - Separate Account Two
              Hartford Life Insurance Company - Separate Account Two (DC
                Variable Account I)
              Hartford Life Insurance Company - Separate Account Two (DC
                Variable Account II)
              Hartford Life Insurance Company - Separate Account Two (QP
                Variable Account)
              Hartford Life Insurance Company - Separate Account Two (Variable
                Account "A")
              Hartford Life Insurance Company - Separate Account Two (NQ
                Variable Account)
              Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
              Hartford Life Insurance Company - Separate Account Three
              Hartford Life Insurance Company - Separate Account Five
              Hartford Life Insurance Company - Separate Account Seven
              Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital
                Manager Trust Separate Account Two
              Hartford Life and Annuity Insurance Company - Separate Account
                Three
              Hartford Life and Annuity Insurance Company - Separate Account
                Five
              Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account
                Seven
              Hart Life Insurance Company - Separate Account One
              Hart Life Insurance Company - Separate Account Two
              American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
              Servus Life Insurance Company - Separate Account Two

          (b) Directors and Officers of HSD

          Name and Principal                    Positions and Offices
           Business Address                        With Underwriter
           ----------------                        ----------------
            David A. Carlson                 Vice President
            Peter W. Cummins                 Senior Vice President
            David T. Foy                     Treasurer
            Lynda Godkin                     Senior Vice President, General Counsel and
                                                   Corporate Secretary
            George R. Jay                    Controller
            Robert A. Kerzner                Executive Vice President
            Thomas M. Marra                  Executive Vice President, Director
            Paul E. Olson                    Supervising Registered Principal
            Lowndes A. Smith                 President and Chief Executive Officer, Director

            Unless otherwise indicated, the principal business address of each of the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30.    Location of Accounts and Records

            All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.    Management Services

            All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.    Undertakings

            (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

            (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

            (c) The Registrant hereby undertakes to deliver any Statement of
                Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

            (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Hartford.

            The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 6th day of April, 2000.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -
PUTNAM CAPITAL MANAGER TRUST
SEPARATE ACCOUNT TWO
           (Registrant)

*By:  Thomas M. Marra                               *By:  /s/ Marianne O'Doherty
      -----------------------------------------           ----------------------
      Thomas M. Marra, President                              Marianne O'Doherty
                                                              Attorney-in-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
           (Depositor)

*By:  Thomas M. Marra
      -----------------------------------------
      Thomas M. Marra, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General       *By: /s/ Marianne O'Doherty
     Counsel and Corporate Secretary, Director*         -----------------------
Thomas M. Marra, President, Director*                   Marianne O'Doherty
Lowndes A. Smith, Chief Executive Officer,              Attorney-In-Fact
     Director*
David M. Znamierowski, Senior Vice President       Dated: April 6, 2000
     And Chief Investment Officer, Director*

                                 EXHIBIT INDEX


  (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

 (10)     Consent of Arthur Andersen LLP, Independent Public Accountants.

 (15)     Copy of Power of Attorney.

 (16)     Organizational Chart.